SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 97.7%
Aerospace & Defense — 2.0%
CAE, Inc. (Canada)(1)	5,985	$170,544
General Dynamics Corp.	3,231	586,620
Northrop Grumman Corp.	2,563	829,489
Raytheon Technologies Corp.	24,731	1,910,965
The Boeing Co.(1)	1,645	419,015

		3,916,633

Air Freight & Logistics — 0.1%
FedEx Corp.	879	249,671

		249,671

Airlines — 0.3%
Southwest Airlines Co.(1)	9,814	599,243

		599,243

Automobiles — 1.6%
General Motors Co.(1)	8,352	479,906
Tesla, Inc.(1)	3,915	2,614,946

		3,094,852

Banks — 2.4%
Citigroup, Inc.	66,144	4,811,976

		4,811,976

Beverages — 2.2%
Molson Coors Beverage Co., Class B(1)	9,610	491,551
PepsiCo, Inc.	17,482	2,472,829
The Coca-Cola Co.	26,925	1,419,217

		4,383,597

Biotechnology — 2.4%
AbbVie, Inc.	21,064	2,279,546
Amgen, Inc.	2,584	642,925
Biogen, Inc.(1)	2,258	631,675
Exact Sciences Corp.(1)	2,078	273,839
Regeneron Pharmaceuticals, Inc.(1)	1,497	708,291
Vertex Pharmaceuticals, Inc.(1)	1,374	295,259

		4,831,535

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,239	214,541
Johnson Controls International PLC	22,457	1,340,009

		1,554,550

Capital Markets — 4.1%
Apollo Global Management, Inc.	20,254	952,141
Intercontinental Exchange, Inc.	4,294	479,554
KKR & Co., Inc.	31,070	1,517,769
Morgan Stanley	14,622	1,135,545
Quilter PLC (United Kingdom)(2)	440,107	969,994
The Goldman Sachs Group, Inc.	9,484	3,101,268

		8,156,271

Chemicals — 1.4%
Corteva, Inc.	9,296	433,380
Diversey Holdings Ltd.(1)	8,668	127,506
Dow, Inc.	7,192	459,857
DuPont de Nemours, Inc.	3,371	260,511
Eastman Chemical Co.	2,412	265,609
Ecolab, Inc.	1,245	266,517
The Sherwin-Williams Co.	1,221	901,110

		2,714,490

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Containers & Packaging — 0.6%
Avery Dennison Corp.	4,435	$814,488
Ball Corp.	3,964	335,909

		1,150,397

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	2,308	589,625

		589,625

Electric Utilities — 2.8%
Exelon Corp.	31,925	1,396,399
NextEra Energy, Inc.	18,013	1,361,963
NRG Energy, Inc.	57,872	2,183,511
The Southern Co.	9,006	559,813

		5,501,686

Electrical Equipment — 1.3%
Eaton Corp. PLC	11,355	1,570,169
Emerson Electric Co.	10,436	941,536

		2,511,705

Electronic Equipment, Instruments & Components — 0.4%
Vontier Corp.(1)	28,955	876,468

		876,468

Entertainment — 2.8%
Activision Blizzard, Inc.	34,622	3,219,846
Sea Ltd., ADR(1)	5,175	1,155,215
The Walt Disney Co.(1)	6,306	1,163,583

		5,538,644

Equity Real Estate Investment — 1.2%
Boston Properties, Inc. REIT	5,540	560,980
Gaming and Leisure Properties, Inc. REIT	40,802	1,731,229

		2,292,209

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.(1)	5,193	232,958
Costco Wholesale Corp.	2,297	809,647
Walmart, Inc.	14,057	1,909,362

		2,951,967

Food Products — 0.4%
Bunge Ltd.	2,110	167,260
McCormick & Co., Inc.	7,009	624,922

		792,182

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	14,717	1,763,685
Boston Scientific Corp.(1)	13,943	538,897
Danaher Corp.	5,611	1,262,924
DexCom, Inc.(1)	1,465	526,506
Edwards Lifesciences Corp.(1)	10,829	905,738
Medtronic PLC	11,264	1,330,616
The Cooper Cos., Inc.	1,044	400,990
Zimmer Biomet Holdings, Inc.	4,149	664,172

		7,393,528

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,854	218,902
Anthem, Inc.	2,025	726,874
Cigna Corp.	5,693	1,376,226
Humana, Inc.	1,172	491,361
McKesson Corp.	1,818	354,582

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
UnitedHealth Group, Inc.	5,861	$2,180,702

		5,348,647

Hotels, Restaurants & Leisure — 1.9%
Aramark	11,866	448,297
Booking Holdings, Inc.(1)	517	1,204,527
Chipotle Mexican Grill, Inc.(1)	552	784,293
Hilton Worldwide Holdings, Inc.(1)	7,598	918,750
Penn National Gaming, Inc.(1)	4,584	480,587

		3,836,454

Household Durables — 0.2%
PulteGroup, Inc.	6,803	356,749

		356,749

Household Products — 1.6%
The Procter & Gamble Co.	23,592	3,195,064

		3,195,064

Industrial Conglomerates — 1.0%
General Electric Co.	46,096	605,240
Honeywell International, Inc.	6,767	1,468,913

		2,074,153

Insurance — 4.1%
AIA Group Ltd. (Hong Kong)	49,000	596,110
American International Group, Inc.	37,748	1,744,335
Assured Guaranty Ltd.	51,701	2,185,918
AXA S.A. (France)	50,167	1,345,015
Prudential PLC (United Kingdom)	82,990	1,759,348
The Hartford Financial Services Group, Inc.	5,575	372,354

		8,003,080

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A(1)	3,721	7,674,637
Facebook, Inc., Class A(1)	12,498	3,681,036

		11,355,673

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	2,726	8,434,462

		8,434,462

IT Services — 7.6%
Fidelity National Information Services, Inc.	15,696	2,207,014
Fiserv, Inc.(1)	26,665	3,174,202
Mastercard, Inc., Class A	9,062	3,226,525
PayPal Holdings, Inc.(1)	15,677	3,807,003
Visa, Inc., Class A	12,026	2,546,265

		14,961,009

Leisure Products — 0.2%
Hasbro, Inc.	3,733	358,816

		358,816

Life Sciences Tools & Services — 1.2%
Avantor, Inc.(1)	11,478	332,059
Bio-Rad Laboratories, Inc., Class A(1)	1,109	633,427
Thermo Fisher Scientific, Inc.	2,920	1,332,630

		2,298,116

Machinery — 1.1%
Deere & Co.	2,479	927,493
Otis Worldwide Corp.	13,035	892,246

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Pentair PLC	5,428	$338,273

		2,158,012

Metals & Mining — 0.9%
Alamos Gold, Inc., Class A	30,730	240,001
Anglo American PLC (United Kingdom)	16,997	665,963
Freeport-McMoRan, Inc.(1)	12,915	425,291
Newmont Corp.	6,617	398,807

		1,730,062

Multi-Utilities — 0.4%
Ameren Corp.	8,630	702,137

		702,137

Multiline Retail — 1.2%
Dollar General Corp.	3,982	806,833
Target Corp.	7,454	1,476,414

		2,283,247

Oil, Gas & Consumable Fuels — 2.5%
Cairn Energy PLC (United Kingdom)	59,193	138,907
Cenovus Energy, Inc. (Canada)	129,125	969,953
Exxon Mobil Corp.	43,000	2,400,690
Phillips 66	3,884	316,701
Royal Dutch Shell PLC, Class A (United Kingdom)	30,855	600,681
TOTAL SE (France)	11,362	529,172

		4,956,104

Pharmaceuticals — 2.8%
Bristol Myers Squibb Co.	13,799	871,131
Eli Lilly and Co.	6,413	1,198,077
Innoviva, Inc.(1)	14,211	169,821
Johnson & Johnson	9,701	1,594,359
Merck & Co., Inc.	11,117	857,010
Pfizer, Inc.	21,328	772,713

		5,463,111

Professional Services — 1.2%
CoStar Group, Inc.(1)	717	589,295
Thomson Reuters Corp.	19,336	1,693,254

		2,282,549

Road & Rail — 1.9%
CSX Corp.	6,424	619,402
Union Pacific Corp.	13,932	3,070,752

		3,690,154

Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.	17,194	2,297,119
NXP Semiconductors N.V.	17,271	3,477,343
ON Semiconductor Corp.(1)	48,123	2,002,398

		7,776,860

Software — 9.2%
Adobe, Inc.(1)	5,450	2,590,766
Microsoft Corp.	49,309	11,625,583
Nuance Communications, Inc.(1)	57,309	2,500,965
Oracle Corp.	19,721	1,383,823

		18,101,137

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	1,643	301,474
Burlington Stores, Inc.(1)	120	35,856

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
CarMax, Inc.(1)	5,769	$765,316
The Home Depot, Inc.	12,629	3,855,002
The TJX Cos., Inc.	9,873	653,099

		5,610,747

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	69,429	8,480,752

		8,480,752

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(1)	756	231,873
NIKE, Inc., Class B	8,823	1,172,488

		1,404,361

Tobacco — 0.5%
Altria Group, Inc.	18,374	940,014

		940,014

Trading Companies & Distributors — 0.4%
United Rentals, Inc.(1)	2,322	764,658

		764,658

Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.(1)	15,326	1,920,194

		1,920,194

Total Common Stocks (Cost $138,932,294)		192,397,551

Convertible Preferred Stocks — 0.2%
KKR & Co., Inc., 6.00%	5,655	376,906

Total Convertible Preferred Stocks (Cost $282,750)		376,906

	Principal Amount	Value

Short-Term Investment — 2.1%
Repurchase Agreements — 2.1%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $4,088,713, due 4/1/2021(3)	$4,088,713	4,088,713

Total Repurchase Agreements (Cost $4,088,713)		4,088,713

Total Investments — 100.0% (Cost $143,303,757)		196,863,170

Liabilities in excess of other assets — (0.0)%		(8,699)

Total Net Assets — 100.0%		$196,854,471

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $969,994, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$4,202,100	$4,170,584

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$185,792,361	$6,605,190	*	$—	$192,397,551
Convertible Preferred Stocks	—	376,906	*	—	376,906
Repurchase Agreements	—	4,088,713		—	4,088,713

Total	$185,792,361	$11,070,809		$—	$196,863,170

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 96.0%
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	12,166	$1,442,888
Hexcel Corp.(1)	28,637	1,603,672
Raytheon Technologies Corp.	24,696	1,908,260

		4,954,820

Auto Components — 2.6%
BorgWarner, Inc.	56,673	2,627,360
Gentex Corp.	80,083	2,856,561

		5,483,921

Banks — 7.4%
Citigroup, Inc.	51,967	3,780,599
JPMorgan Chase & Co.	32,970	5,019,023
Wells Fargo & Co.	167,737	6,553,485

		15,353,107

Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc.(1)	27,985	4,279,187
Amgen, Inc.	20,693	5,148,625

		9,427,812

Capital Markets — 2.7%
Northern Trust Corp.	24,804	2,607,148
The Goldman Sachs Group, Inc.	8,970	2,933,190

		5,540,338

Communications Equipment — 4.4%
Cisco Systems, Inc.	87,324	4,515,524
F5 Networks, Inc.(1)	17,029	3,552,590
Lumentum Holdings, Inc.(1)	11,938	1,090,536

		9,158,650

Construction & Engineering — 2.3%
EMCOR Group, Inc.	27,429	3,076,437
Valmont Industries, Inc.	7,424	1,764,462

		4,840,899

Consumer Finance — 1.0%
Capital One Financial Corp.	15,549	1,978,299

		1,978,299

Containers & Packaging — 0.4%
Avery Dennison Corp.	4,152	762,515

		762,515

Distributors — 2.0%
LKQ Corp.(1)	98,511	4,169,971

		4,169,971

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(1)	29,245	7,471,220

		7,471,220

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	88,330	5,136,390

		5,136,390

Electrical Equipment — 2.2%
Emerson Electric Co.	35,966	3,244,853
Hubbell, Inc.	7,217	1,348,785

		4,593,638

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.6%
Keysight Technologies, Inc.(1)	16,412	$2,353,481
Littelfuse, Inc.	3,276	866,305

		3,219,786

Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	35,375	953,710

		953,710

Equity Real Estate Investment — 0.9%
Mid-America Apartment Communities, Inc. REIT	12,390	1,788,620

		1,788,620

Food & Staples Retailing — 2.1%
Walmart, Inc.	31,374	4,261,530

		4,261,530

Health Care Providers & Services — 4.7%
Anthem, Inc.	11,972	4,297,349
Cigna Corp.	16,683	4,032,949
Quest Diagnostics, Inc.	10,868	1,394,799

		9,725,097

Household Durables — 3.2%
D.R. Horton, Inc.	54,011	4,813,460
Garmin Ltd.	13,070	1,723,280

		6,536,740

Industrial Conglomerates — 1.0%
3M Co.	10,524	2,027,764

		2,027,764

Insurance — 4.0%
Aflac, Inc.	28,575	1,462,469
Fidelity National Financial, Inc.	49,014	1,992,909
The Allstate Corp.	42,465	4,879,228

		8,334,606

Internet & Direct Marketing Retail — 1.0%
eBay, Inc.	32,802	2,008,794

		2,008,794

IT Services — 4.3%
Cognizant Technology Solutions Corp., Class A	51,019	3,985,604
FleetCor Technologies, Inc.(1)	5,583	1,499,761
MAXIMUS, Inc.	38,046	3,387,616

		8,872,981

Machinery — 2.7%
Altra Industrial Motion Corp.	16,721	925,006
Crane Co.	16,969	1,593,559
Flowserve Corp.	23,772	922,591
The Middleby Corp.(1)	7,482	1,240,141
Westinghouse Air Brake Technologies Corp.	11,381	900,920

		5,582,217

Media — 3.5%
Comcast Corp., Class A	133,711	7,235,102

		7,235,102

Metals & Mining — 1.7%
BHP Group Ltd., ADR	24,740	1,716,709
Steel Dynamics, Inc.	35,627	1,808,426

		3,525,135

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Multiline Retail — 3.3%
Dollar General Corp.	10,751	$2,178,368
Target Corp.	23,666	4,687,524

		6,865,892

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	16,014	1,678,107
ConocoPhillips	39,397	2,086,859
EOG Resources, Inc.	31,312	2,271,059
Phillips 66	17,662	1,440,160

		7,476,185

Pharmaceuticals — 4.1%
Pfizer, Inc.	109,071	3,951,643
Roche Holding AG, ADR	113,270	4,594,231

		8,545,874

Professional Services — 3.1%
Leidos Holdings, Inc.	37,337	3,594,806
Robert Half International, Inc.	36,594	2,856,894

		6,451,700

Real Estate Management & Development — 2.3%
CBRE Group, Inc., Class A(1)	61,263	4,846,516

		4,846,516

Road & Rail — 2.5%
Kansas City Southern	8,838	2,332,525
Knight-Swift Transportation Holdings, Inc.	59,842	2,877,802

		5,210,327

Semiconductors & Semiconductor Equipment — 1.2%
Lam Research Corp.	2,654	1,579,767
MKS Instruments, Inc.	5,078	941,563

		2,521,330

Specialty Retail — 2.0%
AutoZone, Inc.(1)	1,146	1,609,328
Murphy USA, Inc.	16,987	2,455,641

		4,064,969

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)	4,219	1,394,042

		1,394,042

Tobacco — 3.3%
Philip Morris International, Inc.	78,187	6,938,314

		6,938,314

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	13,378	1,206,562

		1,206,562

Total Common Stocks (Cost $150,397,919)		198,465,373

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Short-Term Investment — 3.8%
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $7,751,502, due 4/1/2021(2)	$7,751,502	$7,751,502

Total Repurchase Agreements (Cost $7,751,502)		7,751,502

Total Investments — 99.8% (Cost $158,149,421)		206,216,875

Assets in excess of other liabilities — 0.2%		465,751

Total Net Assets — 100.0%		$206,682,626

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$7,966,300	$7,906,553

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$198,465,373	$—	$—	$198,465,373
Repurchase Agreements	—	7,751,502	—	7,751,502

Total	$198,465,373	$7,751,502	$—	$206,216,875

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 1.1%
Howmet Aerospace, Inc.(1)	4,636	$148,955

		148,955

Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	1,167	198,378

		198,378

Airlines — 1.2%
Southwest Airlines Co.(1)	2,441	149,048

		149,048

Automobiles — 2.0%
General Motors Co.(1)	3,049	175,195
Tesla, Inc.(1)	130	86,831

		262,026

Banks — 5.0%
Bank of America Corp.	7,671	296,791
Citigroup, Inc.	3,141	228,508
Popular, Inc.	1,660	116,731

		642,030

Biotechnology — 2.5%
AbbVie, Inc.	1,996	216,007
BioMarin Pharmaceutical, Inc.(1)	721	54,443
Exact Sciences Corp.(1)	447	58,906

		329,356

Building Products — 2.3%
Masco Corp.	2,415	144,658
Trane Technologies PLC	955	158,110

		302,768

Capital Markets — 6.0%
BlackRock, Inc.	283	213,371
Intercontinental Exchange, Inc.	1,713	191,308
State Street Corp.	2,219	186,418
The Bank of New York Mellon Corp.	3,904	184,620

		775,717

Communications Equipment — 1.9%
Cisco Systems, Inc.	4,861	251,362

		251,362

Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity Ltd.	1,266	163,453

		163,453

Entertainment — 1.4%
Electronic Arts, Inc.	1,363	184,509

		184,509

Equity Real Estate Investment — 3.1%
American Tower Corp. REIT	859	205,353
Prologis, Inc. REIT	1,807	191,542

		396,895

Food Products — 1.4%
Mondelez International, Inc., Class A	3,207	187,706

		187,706

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	1,762	208,145

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Stryker Corp.	675	$164,417

		372,562

Health Care Providers & Services — 2.4%
Centene Corp.(1)	2,169	138,621
Cigna Corp.	705	170,427

		309,048

Household Products — 2.2%
The Procter & Gamble Co.	2,131	288,601

		288,601

Insurance — 1.4%
The Allstate Corp.	1,542	177,176

		177,176

Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)	329	680,579

		680,579

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	212	655,945

		655,945

IT Services — 4.5%
Fiserv, Inc.(1)	1,476	175,703
Mastercard, Inc., Class A	758	269,886
Square, Inc., Class A(1)	569	129,191

		574,780

Life Sciences Tools & Services — 1.2%
IQVIA Holdings, Inc.(1)	786	151,808

		151,808

Machinery — 1.1%
AGCO Corp.	988	141,926

		141,926

Media — 2.0%
Comcast Corp., Class A	4,739	256,427

		256,427

Multi-Utilities — 2.8%
Ameren Corp.	2,207	179,561
DTE Energy Co.	1,326	176,544

		356,105

Multiline Retail — 2.9%
Dollar Tree, Inc.(1)	1,498	171,461
Target Corp.	996	197,278

		368,739

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	2,201	230,643
Pioneer Natural Resources Co.	707	112,286

		342,929

Pharmaceuticals — 4.5%
Eli Lilly and Co.	1,033	192,985
Horizon Therapeutics PLC(1)	819	75,381
Johnson & Johnson	1,936	318,181

		586,547

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Road & Rail — 2.7%
Lyft, Inc., Class A(1)	2,046	$129,266
Union Pacific Corp.	980	216,002

		345,268

Semiconductors & Semiconductor Equipment — 6.1%
Applied Materials, Inc.	1,612	215,363
Broadcom, Inc.	483	223,948
NVIDIA Corp.	361	192,749
NXP Semiconductors N.V.	750	151,005

		783,065

Software — 9.9%
Adobe, Inc.(1)	516	245,291
Intuit, Inc.	474	181,571
Microsoft Corp.	3,582	844,528

		1,271,390

Specialty Retail — 3.7%
The Home Depot, Inc.	960	293,040
The TJX Cos., Inc.	2,733	180,788

		473,828

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	4,234	517,183

		517,183

Tobacco — 1.6%
Philip Morris International, Inc.	2,303	204,368

		204,368

Total Common Stocks (Cost $9,222,044)		12,850,477

	Principal Amount	Value
Short-Term Investment — 1.7%
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $215,572, due 4/1/2021(2)	$215,572	215,572

Total Repurchase Agreements (Cost $215,572)		215,572

Total Investments — 101.4% (Cost $9,437,616)		13,066,049

Liabilities in excess of other assets — (1.4)%		(177,244)

Total Net Assets — 100.0%		$12,888,805

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$221,600	$219,938

Legend:

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,850,477	$—	$—	$12,850,477
Repurchase Agreements	—	215,572	—	215,572

Total	$12,850,477	$215,572	$—	$13,066,049

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 97.5%
Australia — 3.3%
CSL Ltd.	15,764	$3,176,667
IDP Education Ltd.	82,584	1,504,597

		4,681,264

Cayman Islands — 5.0%
Alibaba Group Holding Ltd.(1)	55,968	1,583,785
Budweiser Brewing Co. APAC Ltd.(2)	514,900	1,538,889
Sea Ltd., ADR(1)	9,308	2,077,825
Tencent Holdings Ltd.	23,600	1,860,553

		7,061,052

China — 1.1%
Ping An Insurance Group Co. of China Ltd., Class H	131,500	1,570,420

		1,570,420

Denmark — 5.3%
Genmab A/S(1)	4,444	1,460,586
Novo Nordisk A/S, Class B	56,561	3,819,673
Orsted A/S(2)	13,375	2,163,874

		7,444,133

Finland — 1.6%
Kone OYJ, Class B	27,522	2,247,839

		2,247,839

France — 9.1%
L’Oreal S.A.	8,964	3,435,874
LVMH Moet Hennessy Louis Vuitton SE	7,986	5,321,802
Safran S.A.(1)	18,237	2,482,621
Schneider Electric SE	10,278	1,570,332

		12,810,629

Germany — 7.4%
adidas AG(1)	9,073	2,832,205
Delivery Hero SE(1)(2)	19,788	2,564,518
Symrise AG	13,694	1,660,326
Vonovia SE	24,694	1,612,966
Zalando SE(1)(2)	18,180	1,781,904

		10,451,919

Hong Kong — 5.4%
AIA Group Ltd.	338,600	4,119,239
Hong Kong Exchanges & Clearing Ltd.	58,700	3,471,224

		7,590,463

India — 1.3%
HDFC Bank Ltd., ADR(1)	24,789	1,925,857

		1,925,857

Ireland — 1.6%
Linde PLC	7,889	2,209,495

		2,209,495

Japan — 16.0%
Daikin Industries Ltd.	13,500	2,733,449
Hoya Corp.	24,500	2,885,631
Keyence Corp.	7,200	3,286,416
Makita Corp.	37,500	1,610,043
Shimano, Inc.	8,200	1,958,616
SMC Corp.	4,400	2,567,195
Sony Group Corp.	38,300	4,032,279
Sysmex Corp.	20,000	2,160,917

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Tokyo Electron Ltd.	3,200	$1,370,075

		22,604,621

Luxembourg — 1.3%
InPost S.A.(1)	51,558	844,405
Spotify Technology S.A.(1)	3,726	998,381

		1,842,786

Netherlands — 8.1%
Adyen N.V.(1)(2)	1,157	2,593,876
Argenx SE(1)	5,303	1,456,967
ASML Holding N.V.	12,170	7,422,955

		11,473,798

Republic of Korea — 0.7%
LG Chem Ltd.	1,331	951,581

		951,581

Spain — 1.1%
Cellnex Telecom S.A.(2)	26,692	1,537,072

		1,537,072

Sweden — 3.8%
Assa Abloy AB, Class B	83,830	2,407,346
Atlas Copco AB, Class A	49,434	3,009,864

		5,417,210

Switzerland — 13.1%
Lonza Group AG (Reg S)	4,397	2,457,344
Nestle S.A. (Reg S)	62,764	6,995,382
Partners Group Holding AG	1,575	2,012,470
Roche Holding AG	16,569	5,355,756
Straumann Holding AG (Reg S)	1,351	1,684,592

		18,505,544

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,403	1,585,307

		1,585,307

United Kingdom — 11.2%
Diageo PLC	95,027	3,908,070
Ferguson PLC	4,745	567,122
InterContinental Hotels Group PLC(1)	29,459	2,026,524
Intertek Group PLC	25,518	1,971,230
London Stock Exchange Group PLC	23,497	2,248,783
Reckitt Benckiser Group PLC	23,741	2,126,977
RELX PLC	118,016	2,964,996

		15,813,702

Total Common Stocks (Cost $92,636,821)		137,724,692

Preferred Stocks — 1.0%
Germany — 1.0%
Sartorius AG, 0.35%	2,885	1,438,574

Total Preferred Stocks (Cost $879,829)		1,438,574

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Value

Total Investments — 98.5% (Cost $93,516,650)	$139,163,266

Assets in excess of other liabilities — 1.5%	2,143,836

Total Net Assets — 100.0%	$141,307,102

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $12,180,133, representing 8.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR — American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1		Level 2		Level 3	Total
Common Stocks
Australia	$—	$	4,681,264	*	$—	$4,681,264
Cayman Islands	2,077,825		4,983,227	*	—	7,061,052
China	—		1,570,420	*	—	1,570,420
Denmark	—		7,444,133	*	—	7,444,133
Finland	—		2,247,839	*	—	2,247,839
France	—		12,810,629	*	—	12,810,629
Germany	—		10,451,919	*	—	10,451,919
Hong Kong	—		7,590,463	*	—	7,590,463
India	1,925,857		—		—	1,925,857
Ireland	—		2,209,495	*	—	2,209,495
Japan	—		22,604,621	*	—	22,604,621
Luxembourg	998,381		844,405	*	—	1,842,786
Netherlands	—		11,473,798	*	—	11,473,798
Republic of Korea	—		951,581	*	—	951,581
Spain	—		1,537,072	*	—	1,537,072
Sweden	—		5,417,210	*	—	5,417,210
Switzerland	—		18,505,544	*	—	18,505,544
Taiwan	1,585,307		—		—	1,585,307
United Kingdom	—		15,813,702	*	—	15,813,702
Preferred Stocks
Germany	—		1,438,574	*	—	1,438,574

Total	$6,587,370		$132,575,896		$—	$139,163,266

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 95.8%
Canada — 4.4%
CAE, Inc.(1)	45,826	$1,305,824
Canadian National Railway Co.	24,431	2,835,217
Suncor Energy, Inc.	146,800	3,068,700
TMX Group Ltd.	27,582	2,866,184

		10,075,925

Cayman Islands — 3.1%
Autohome, Inc., ADR	28,088	2,619,768
ENN Energy Holdings Ltd.	136,500	2,192,752
ESR Cayman Ltd.(1)(2)	658,600	2,165,022

		6,977,542

China — 1.5%
China Longyuan Power Group Corp. Ltd., Class H	1,018,000	1,391,512
Ping An Insurance Group Co. of China Ltd., Class H	177,000	2,113,797

		3,505,309

Denmark — 3.3%
Carlsberg A/S, Class B	21,086	3,243,277
Vestas Wind Systems A/S	20,503	4,219,683

		7,462,960

Finland — 2.0%
Nordea Bank Abp	296,085	2,914,007
Sampo OYJ, Class A	36,858	1,665,625

		4,579,632

France — 14.1%
Air Liquide S.A.	24,403	3,987,093
Alstom S.A.(1)	69,765	3,479,688
Capgemini SE	12,884	2,192,999
Engie S.A.(1)	392,974	5,580,104
Pernod Ricard S.A.	15,467	2,903,490
Safran S.A.(1)	21,898	2,980,997
Sanofi	56,674	5,601,540
Vivendi SE	163,228	5,360,788

		32,086,699

Germany — 5.8%
Continental AG	17,521	2,314,088
Infineon Technologies AG	68,504	2,905,277
Merck KGaA	18,179	3,108,314
ProSiebenSat.1 Media SE(1)	121,562	2,485,977
Vonovia SE	35,624	2,326,894

		13,140,550

India — 0.9%
Reliance Industries Ltd.	75,762	2,085,043

		2,085,043

Ireland — 5.9%
Aon PLC, Class A	18,746	4,313,642
Medtronic PLC	55,757	6,586,574
Ryanair Holdings PLC, ADR(1)	22,380	2,573,700

		13,473,916

Israel — 1.1%
Bank Leumi Le-Israel BM	383,692	2,529,458

		2,529,458

Italy — 2.2%
Enel S.p.A.	501,142	5,007,162

		5,007,162

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — 15.8%
Daiwa House Industry Co. Ltd.	111,812	$3,285,509
Fujitsu Ltd.	18,937	2,748,581
Hitachi Ltd.	132,400	6,014,470
Makita Corp.	67,500	2,898,078
Matsumotokiyoshi Holdings Co. Ltd.	33,400	1,491,357
Nexon Co. Ltd.	124,263	4,040,497
Nintendo Co. Ltd.	5,700	3,190,558
Ryohin Keikaku Co. Ltd.	92,000	2,180,473
Sumitomo Mitsui Financial Group, Inc.	86,500	3,145,397
Suzuki Motor Corp.	63,400	2,886,971
Yamaha Corp.	38,000	2,068,753
Z Holdings Corp.	403,618	2,015,242

		35,965,886

Mexico — 0.7%
Arca Continental S.A.B. de C.V.	320,500	1,575,882

		1,575,882

Netherlands — 5.0%
Akzo Nobel N.V.	25,143	2,809,813
JDE Peet’s N.V.(1)	36,959	1,356,572
Koninklijke DSM N.V.	26,122	4,420,138
Wolters Kluwer N.V.	30,883	2,684,608

		11,271,131

Norway — 2.5%
Equinor ASA	133,029	2,597,851
Telenor ASA	167,796	2,954,519

		5,552,370

Portugal — 1.2%
EDP - Energias de Portugal S.A.	152,425	871,807
Galp Energia SGPS S.A.	149,068	1,732,538

		2,604,345

Republic of Korea — 2.0%
Samsung Electronics Co. Ltd.	61,334	4,430,224

		4,430,224

Singapore — 1.2%
DBS Group Holdings Ltd.	124,880	2,693,903

		2,693,903

Spain — 1.4%
Banco Santander S.A.(1)	920,136	3,127,514

		3,127,514

Sweden — 2.3%
Hexagon AB, Class B	20,802	1,918,385
Sandvik AB(1)	120,312	3,287,782

		5,206,167

Switzerland — 5.0%
ABB Ltd. (Reg S)	178,130	5,417,768
Flughafen Zurich AG (Reg S)(1)	3,139	515,874
Novartis AG (Reg S)	64,625	5,520,449

		11,454,091

United Kingdom — 14.4%
3i Group PLC	137,185	2,182,166
Anglo American PLC	51,703	2,025,785
Barclays PLC	1,094,551	2,806,589
BHP Group PLC	114,633	3,309,603
Ferguson PLC	27,944	3,339,865

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
United Kingdom — (continued)
Informa PLC(1)	258,657	$1,996,931
Prudential PLC	178,159	3,776,885
RELX PLC	247,381	6,206,010
Tesco PLC	1,063,830	3,357,346
Unilever PLC	66,248	3,697,065

		32,698,245

Total Common Stocks (Cost $181,557,724)		217,503,954

Preferred Stocks — 2.5%
Germany — 2.5%
Volkswagen AG, 3.00%	20,362	5,690,429

Total Preferred Stocks (Cost $3,406,701)		5,690,429

	Principal Amount	Value

Short-Term Investment — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $1,328,421, due 4/1/2021(3)	$1,328,421	1,328,421

Total Repurchase Agreements (Cost $1,328,421)		1,328,421

Total Investments — 98.9% (Cost $186,292,846)		224,522,804

Assets in excess of other liabilities — 1.1%		2,529,911

Total Net Assets — 100.0%		$227,052,715

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $2,165,022, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$1,365,300	$1,355,060

Legend:

ADR — American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$10,075,925	$—		$—	$10,075,925
Cayman Islands	2,619,768	4,357,774	*	—	6,977,542
China	—	3,505,309	*	—	3,505,309
Denmark	—	7,462,960	*	—	7,462,960
Finland	—	4,579,632	*	—	4,579,632
France	—	32,086,699	*	—	32,086,699
Germany	—	13,140,550	*	—	13,140,550
India	—	2,085,043	*	—	2,085,043
Ireland	13,473,916	—		—	13,473,916
Israel	—	2,529,458	*	—	2,529,458
Italy	—	5,007,162	*	—	5,007,162
Japan	—	35,965,886	*	—	35,965,886
Mexico	1,575,882	—		—	1,575,882
Netherlands	—	11,271,131	*	—	11,271,131
Norway	—	5,552,370	*	—	5,552,370
Portugal	—	2,604,345	*	—	2,604,345
Republic of Korea	—	4,430,224	*	—	4,430,224
Singapore	—	2,693,903	*	—	2,693,903
Spain	—	3,127,514	*	—	3,127,514
Sweden	—	5,206,167	*	—	5,206,167
Switzerland	—	11,454,091	*	—	11,454,091
United Kingdom	—	32,698,245	*	—	32,698,245
Preferred Stocks
Germany	—	5,690,429	*	—	5,690,429
Repurchase Agreements	—	1,328,421		—	1,328,421

Total	$27,745,491	$196,777,313		$—	$224,522,804

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 0.9%
Raytheon Technologies Corp.	69,751	$5,389,660

		5,389,660

Air Freight & Logistics — 1.1%
FedEx Corp.	23,446	6,659,602

		6,659,602

Automobiles — 1.1%
Tesla, Inc.(1)	10,300	6,879,679

		6,879,679

Beverages — 2.3%
Constellation Brands, Inc., Class A	33,268	7,585,104
Monster Beverage Corp.(1)	74,650	6,799,869

		14,384,973

Biotechnology — 2.9%
Exact Sciences Corp.(1)	25,064	3,302,934
Regeneron Pharmaceuticals, Inc.(1)	10,175	4,814,200
Seagen, Inc.(1)	25,663	3,563,564
Vertex Pharmaceuticals, Inc.(1)	27,088	5,820,940

		17,501,638

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	67,140	6,433,355

		6,433,355

Capital Markets — 0.5%
S&P Global, Inc.	9,347	3,298,276

		3,298,276

Chemicals — 1.0%
PPG Industries, Inc.	39,608	5,951,498

		5,951,498

Commercial Services & Supplies — 0.6%
Copart, Inc.(1)	30,914	3,357,570

		3,357,570

Consumer Finance — 1.4%
American Express Co.	62,460	8,834,342

		8,834,342

Entertainment — 3.2%
Netflix, Inc.(1)	23,350	12,180,761
The Walt Disney Co.(1)	38,771	7,154,025

		19,334,786

Equity Real Estate Investment — 0.9%
American Tower Corp. REIT	23,918	5,717,837

		5,717,837

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	65,391	5,515,077
Becton Dickinson and Co.	17,485	4,251,478
Edwards Lifesciences Corp.(1)	53,145	4,445,048
Teleflex, Inc.	13,227	5,495,289

		19,706,892

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	42,420	15,783,209

		15,783,209

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 4.5%
Airbnb, Inc., Class A(1)	16,627	$3,124,878
Booking Holdings, Inc.(1)	3,766	8,774,178
Chipotle Mexican Grill, Inc.(1)	5,265	7,480,617
McDonald’s Corp.	17,767	3,982,295
Penn National Gaming, Inc.(1)	42,089	4,412,611

		27,774,579

Household Products — 1.2%
The Procter & Gamble Co.	56,077	7,594,508

		7,594,508

Interactive Media & Services — 9.2%
Alphabet, Inc., Class A(1)	14,059	28,996,968
Facebook, Inc., Class A(1)	93,856	27,643,408

		56,640,376

Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	13,477	41,698,916

		41,698,916

IT Services — 9.9%
EPAM Systems, Inc.(1)	14,676	5,821,822
FleetCor Technologies, Inc.(1)	30,060	8,075,018
Global Payments, Inc.	36,030	7,262,927
GoDaddy, Inc., Class A(1)	79,660	6,183,209
Mastercard, Inc., Class A	42,374	15,087,263
PayPal Holdings, Inc.(1)	55,465	13,469,121
Square, Inc., Class A(1)	20,083	4,559,845

		60,459,205

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	20,051	9,150,875

		9,150,875

Machinery — 1.0%
Nordson Corp.	29,487	5,858,477

		5,858,477

Pharmaceuticals — 3.8%
Eli Lilly and Co.	58,831	10,990,807
Horizon Therapeutics PLC(1)	37,721	3,471,841
Merck & Co., Inc.	117,398	9,050,212

		23,512,860

Professional Services — 1.6%
Equifax, Inc.	23,926	4,333,716
Leidos Holdings, Inc.	54,817	5,277,781

		9,611,497

Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(1)	90,414	7,097,499
Entegris, Inc.	49,191	5,499,554
KLA Corp.	21,529	7,113,182
Marvell Technology Group Ltd.	98,200	4,809,836
Micron Technology, Inc.(1)	59,058	5,209,506
Skyworks Solutions, Inc.	28,848	5,293,031
Teradyne, Inc.	36,916	4,491,939
Texas Instruments, Inc.	45,910	8,676,531

		48,191,078

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — 16.2%
Adobe, Inc.(1)	28,464	$13,530,932
DocuSign, Inc.(1)	13,794	2,792,595
Five9, Inc.(1)	19,635	3,069,540
Guidewire Software, Inc.(1)	41,661	4,234,007
Microsoft Corp.	201,678	47,549,622
salesforce.com, Inc.(1)	56,299	11,928,069
ServiceNow, Inc.(1)	14,362	7,182,580
Workday, Inc., Class A(1)	35,229	8,751,941

		99,039,286

Specialty Retail — 1.6%
The TJX Cos., Inc.	151,777	10,040,049

		10,040,049

Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	396,894	48,480,602
NetApp, Inc.	45,300	3,291,951

		51,772,553

Textiles, Apparel & Luxury Goods — 3.3%
Lululemon Athletica, Inc.(1)	19,795	6,071,324
NIKE, Inc., Class B	71,694	9,527,416
VF Corp.	59,465	4,752,443

		20,351,183

Total Common Stocks (Cost $424,379,068)		610,928,759

	Principal Amount	Value

Short-Term Investment — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $2,646,388, due 4/1/2021(2)	$2,646,388	2,646,388

Total Repurchase Agreements (Cost $2,646,388)		2,646,388

Total Investments — 100.1% (Cost $427,025,456)		613,575,147

Liabilities in excess of other assets — (0.1)%		(547,709)

Total Net Assets — 100.0%		$613,027,438

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$2,719,800	$2,699,402

Legend:

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$610,928,759	$—	$—	$610,928,759
Repurchase Agreements	—	2,646,388	—	2,646,388

Total	$610,928,759	$2,646,388	$—	$613,575,147

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.6%
Aerospace & Defense — 3.8%
General Dynamics Corp.	15,342	$2,785,493
Howmet Aerospace, Inc.(1)	68,155	2,189,820
Northrop Grumman Corp.	3,168	1,025,292
The Boeing Co.(1)	12,033	3,065,046

		9,065,651

Auto Components — 0.4%
Lear Corp.	5,207	943,769

		943,769

Automobiles — 0.6%
Harley-Davidson, Inc.	38,718	1,552,592

		1,552,592

Banks — 11.1%
Bank of America Corp.	180,365	6,978,322
Citigroup, Inc.	56,229	4,090,660
Fifth Third Bancorp	48,023	1,798,461
Huntington Bancshares, Inc.	61,217	962,331
JPMorgan Chase & Co.	52,890	8,051,445
Truist Financial Corp.	78,026	4,550,476

		26,431,695

Beverages — 0.9%
Coca-Cola European Partners PLC	42,660	2,225,146

		2,225,146

Biotechnology — 1.2%
AbbVie, Inc.	15,130	1,637,368
Amgen, Inc.	4,491	1,117,406

		2,754,774

Building Products — 1.1%
Allegion PLC	6,237	783,492
Owens Corning	20,245	1,864,362

		2,647,854

Capital Markets — 2.4%
The Charles Schwab Corp.	42,026	2,739,255
The Goldman Sachs Group, Inc.	9,237	3,020,499

		5,759,754

Chemicals — 2.7%
DuPont de Nemours, Inc.	52,080	4,024,742
FMC Corp.	11,448	1,266,263
PPG Industries, Inc.	6,980	1,048,815

		6,339,820

Communications Equipment — 2.8%
Cisco Systems, Inc.	130,042	6,724,472

		6,724,472

Construction Materials — 0.4%
CRH PLC, ADR	19,441	913,338

		913,338

Consumer Finance — 1.0%
Capital One Financial Corp.	19,189	2,441,416

		2,441,416

Containers & Packaging — 0.3%
Westrock Co.	12,406	645,732

		645,732

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Distributors — 0.7%
LKQ Corp.(1)	41,572	$1,759,743

		1,759,743

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(1)	25,812	6,594,192

		6,594,192

Electrical Equipment — 1.7%
Eaton Corp. PLC	24,260	3,354,673
Vertiv Holdings Co.	40,305	806,100

		4,160,773

Energy Equipment & Services — 0.9%
Schlumberger N.V.	79,317	2,156,629

		2,156,629

Food & Staples Retailing — 0.7%
The Kroger Co.	29,039	1,045,113
US Foods Holding Corp.(1)	19,656	749,287

		1,794,400

Health Care Equipment & Supplies — 1.3%
Medtronic PLC	26,277	3,104,102

		3,104,102

Health Care Providers & Services — 8.2%
AmerisourceBergen Corp.	22,057	2,604,270
Anthem, Inc.	12,590	4,519,181
Cigna Corp.	20,609	4,982,020
CVS Health Corp.	22,096	1,662,282
McKesson Corp.	14,582	2,844,073
UnitedHealth Group, Inc.	8,215	3,056,555

		19,668,381

Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp.(1)	27,558	1,674,424
Wyndham Hotels & Resorts, Inc.	12,968	904,907

		2,579,331

Household Durables — 1.9%
Lennar Corp., Class A	20,545	2,079,770
Mohawk Industries, Inc.(1)	13,164	2,531,569

		4,611,339

Insurance — 5.4%
Aflac, Inc.	27,112	1,387,592
American International Group, Inc.	49,086	2,268,264
Chubb Ltd.	25,387	4,010,385
Everest Re Group Ltd.	7,646	1,894,755
RenaissanceRe Holdings Ltd.	2,561	410,400
The Progressive Corp.	31,682	3,029,116

		13,000,512

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(1)	2,225	4,589,107
Facebook, Inc., Class A(1)	6,267	1,845,819

		6,434,926

IT Services — 1.0%
Fidelity National Information Services, Inc.	16,514	2,322,034

		2,322,034

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 0.8%
Avantor, Inc.(1)	62,796	$1,816,688

		1,816,688

Machinery — 5.4%
Allison Transmission Holdings, Inc.	19,643	802,024
Caterpillar, Inc.	15,734	3,648,243
Deere & Co.	12,509	4,680,117
Dover Corp.	12,033	1,650,085
Otis Worldwide Corp.	29,513	2,020,165

		12,800,634

Media — 0.9%
Charter Communications, Inc., Class A(1)	3,328	2,053,443

		2,053,443

Metals & Mining — 1.5%
Kinross Gold Corp.	166,058	1,107,607
Newmont Corp.	19,347	1,166,043
Steel Dynamics, Inc.	25,813	1,310,268

		3,583,918

Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	87,093	1,972,657
Dominion Energy, Inc.	27,447	2,084,874

		4,057,531

Multiline Retail — 0.6%
Kohl’s Corp.	23,751	1,415,797

		1,415,797

Oil, Gas & Consumable Fuels — 6.7%
BP PLC, ADR	40,831	994,235
Canadian Natural Resources Ltd.	62,770	1,937,710
ConocoPhillips	92,338	4,891,144
EOG Resources, Inc.	10,233	742,199
HollyFrontier Corp.	35,974	1,287,150
Marathon Petroleum Corp.	62,880	3,363,451
Pioneer Natural Resources Co.	17,037	2,705,816

		15,921,705

Pharmaceuticals — 5.6%
Johnson & Johnson	46,436	7,631,757
Novartis AG, ADR	36,669	3,134,466
Pfizer, Inc.	72,970	2,643,703

		13,409,926

Road & Rail — 0.7%
Union Pacific Corp.	7,495	1,651,973

		1,651,973

Semiconductors & Semiconductor Equipment — 7.7%
Applied Materials, Inc.	34,397	4,595,439
KLA Corp.	7,056	2,331,302
Lam Research Corp.	4,902	2,917,867
Micron Technology, Inc.(1)	45,954	4,053,602
NXP Semiconductors N.V.	13,812	2,780,908
Qorvo, Inc.(1)	9,684	1,769,267

		18,448,385

Software — 1.8%
Oracle Corp.	36,506	2,561,626
SS&C Technologies Holdings, Inc.	25,048	1,750,104

		4,311,730

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 4.3%
AutoZone, Inc.(1)	3,507	$4,924,880
Best Buy Co., Inc.	11,025	1,265,780
Lowe’s Cos., Inc.	8,032	1,527,526
The TJX Cos., Inc.	22,973	1,519,664
Williams-Sonoma, Inc.	5,106	914,995

		10,152,845

Technology Hardware, Storage & Peripherals — 0.4%
NetApp, Inc.	12,462	905,614

		905,614

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.(1)	66,593	2,744,298

		2,744,298

Trading Companies & Distributors — 1.6%
AerCap Holdings N.V.(1)	14,342	842,449
United Rentals, Inc.(1)	8,747	2,880,475

		3,722,924

Wireless Telecommunication Services — 1.7%
T-Mobile U.S., Inc.(1)	31,953	4,003,391

		4,003,391

Total Common Stocks (Cost $171,820,726)		237,633,177

	Principal Amount	Value

Short-Term Investment — 0.3%
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $800,203, due 4/1/2021(2)	$800,203	800,203

Total Repurchase Agreements (Cost $800,203)		800,203

Total Investments — 99.9% (Cost $172,620,929)		238,433,380

Assets in excess of other liabilities — 0.1%		158,073

Total Net Assets — 100.0%		$238,591,453

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$822,400	$816,232

Legend:

ADR — American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$237,633,177	$—	$—	$237,633,177
Repurchase Agreements	—	800,203	—	800,203

Total	$237,633,177	$800,203	$—	$238,433,380

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 1.5%
Raytheon Technologies Corp.	68,960	$5,328,539

		5,328,539

Air Freight & Logistics — 2.3%
United Parcel Service, Inc., Class B	47,206	8,024,548

		8,024,548

Auto Components — 1.6%
Aptiv PLC(1)	41,114	5,669,621

		5,669,621

Beverages — 2.4%
Anheuser-Busch InBev S.A., ADR	48,928	3,075,125
Monster Beverage Corp.(1)	59,000	5,374,310

		8,449,435

Biotechnology — 3.1%
Amgen, Inc.	32,320	8,041,539
BioMarin Pharmaceutical, Inc.(1)	36,351	2,744,864

		10,786,403

Chemicals — 1.4%
Ecolab, Inc.	22,491	4,814,648

		4,814,648

Entertainment — 3.0%
Sea Ltd., ADR(1)	14,450	3,225,673
The Walt Disney Co.(1)	38,209	7,050,325

		10,275,998

Equity Real Estate Investment — 1.6%
Equinix, Inc. REIT	7,917	5,380,314

		5,380,314

Health Care Equipment & Supplies — 1.3%
Alcon, Inc.(1)	65,450	4,593,281

		4,593,281

Health Care Providers & Services — 3.6%
UnitedHealth Group, Inc.	33,407	12,429,743

		12,429,743

Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.(1)	2,143	4,992,847

		4,992,847

Interactive Media & Services — 6.1%
Facebook, Inc., Class A(1)	72,223	21,271,840

		21,271,840

Internet & Direct Marketing Retail — 10.1%
Alibaba Group Holding Ltd., ADR(1)	20,396	4,624,385
Amazon.com, Inc.(1)	9,812	30,359,113

		34,983,498

IT Services — 7.6%
Akamai Technologies, Inc.(1)	46,469	4,735,191
Fidelity National Information Services, Inc.	40,517	5,697,095
Visa, Inc., Class A	75,557	15,997,684

		26,429,970

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	19,592	$8,941,397

		8,941,397

Media — 1.3%
Comcast Corp., Class A	83,182	4,500,978

		4,500,978

Pharmaceuticals — 2.4%
Zoetis, Inc.	52,961	8,340,298

		8,340,298

Professional Services — 1.9%
IHS Markit Ltd.	66,307	6,417,191

		6,417,191

Road & Rail — 2.2%
Uber Technologies, Inc.(1)	138,592	7,554,650

		7,554,650

Semiconductors & Semiconductor Equipment — 9.3%
ASML Holding N.V.	7,470	4,611,679
NVIDIA Corp.	17,243	9,206,555
NXP Semiconductors N.V.	26,010	5,236,853
QUALCOMM, Inc.	65,401	8,671,519
Texas Instruments, Inc.	22,802	4,309,350

		32,035,956

Software — 19.0%
Adobe, Inc.(1)	22,950	10,909,742
Atlassian Corp. PLC, Class A(1)	20,340	4,286,858
Microsoft Corp.	75,824	17,877,025
Nutanix, Inc., Class A(1)	79,242	2,104,668
Palo Alto Networks, Inc.(1)	21,674	6,980,328
salesforce.com, Inc.(1)	45,710	9,684,578
Splunk, Inc.(1)	38,851	5,263,533
VMware, Inc., Class A(1)	31,320	4,712,094
Workday, Inc., Class A(1)	16,670	4,141,328

		65,960,154

Specialty Retail — 7.2%
Advance Auto Parts, Inc.	30,000	5,504,700
The Home Depot, Inc.	27,663	8,444,131
Tractor Supply Co.	25,530	4,520,852
Ulta Beauty, Inc.(1)	21,383	6,610,982

		25,080,665

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	128,664	15,716,308

		15,716,308

Trading Companies & Distributors — 1.8%
WW Grainger, Inc.	15,249	6,113,782

		6,113,782

Total Common Stocks (Cost $231,667,220)		344,092,064

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value
Short-Term Investment — 1.1%
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $3,730,354, due 4/1/2021(2)	$3,730,354	$3,730,354

Total Repurchase Agreements (Cost $3,730,354)		3,730,354

Total Investments — 100.3% (Cost $235,397,574)		347,822,418

Liabilities in excess of other assets — (0.3)%		(1,151,324)

Total Net Assets — 100.0%		$346,671,094

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$3,833,800	$3,805,047

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$344,092,064	$—	$—	$344,092,064
Repurchase Agreements	—	3,730,354	—	3,730,354

Total	$344,092,064	$3,730,354	$—	$347,822,418

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 98.9%
Aerospace & Defense — 2.8%
L3Harris Technologies, Inc.	8,378	$1,698,053
Teledyne Technologies, Inc.(1)	4,559	1,885,830

		3,583,883

Airlines — 1.1%
Ryanair Holdings PLC, ADR(1)	12,405	1,426,575

		1,426,575

Auto Components — 0.7%
Visteon Corp.(1)	6,897	841,089

		841,089

Banks — 1.0%
SVB Financial Group(1)	2,482	1,225,264

		1,225,264

Biotechnology — 2.4%
Abcam PLC, ADR(1)	16,173	310,845
Ascendis Pharma A/S, ADR(1)	3,199	412,287
BioMarin Pharmaceutical, Inc.(1)	8,819	665,923
Emergent BioSolutions, Inc.(1)	5,671	526,893
Neurocrine Biosciences, Inc.(1)	8,120	789,670
Sarepta Therapeutics, Inc.(1)	4,469	333,074

		3,038,692

Capital Markets — 5.0%
Cboe Global Markets, Inc.	8,254	814,587
LPL Financial Holdings, Inc.	27,627	3,927,454
MSCI, Inc.	2,175	911,934
The Charles Schwab Corp.	12,498	814,620

		6,468,595

Commercial Services & Supplies — 2.6%
Cimpress PLC(1)	12,264	1,227,995
Ritchie Bros Auctioneers, Inc.	35,526	2,080,047

		3,308,042

Containers & Packaging — 1.5%
Sealed Air Corp.	42,260	1,936,353

		1,936,353

Diversified Consumer Services — 1.5%
Coursera, Inc.(1)	3,449	155,205
frontdoor, Inc.(1)	14,195	762,981
Terminix Global Holdings, Inc.(1)	22,610	1,077,819

		1,996,005

Electric Utilities — 1.3%
Alliant Energy Corp.	31,774	1,720,880

		1,720,880

Electrical Equipment — 2.5%
Sensata Technologies Holding PLC(1)	54,798	3,175,544

		3,175,544

Electronic Equipment, Instruments & Components — 6.1%
Dolby Laboratories, Inc., Class A	10,388	1,025,503
Flex Ltd.(1)	104,435	1,912,205
National Instruments Corp.	34,346	1,483,232
TE Connectivity Ltd.	26,262	3,390,687

		7,811,627

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	16,210	$701,731

		701,731

Equity Real Estate Investment — 3.0%
Crown Castle International Corp. REIT	5,678	977,354
Lamar Advertising Co., Class A, REIT	31,475	2,956,132

		3,933,486

Health Care Equipment & Supplies — 7.5%
Boston Scientific Corp.(1)	58,573	2,263,847
Dentsply Sirona, Inc.	20,263	1,292,982
ICU Medical, Inc.(1)	5,648	1,160,325
STERIS PLC	78	14,857
Teleflex, Inc.	2,894	1,202,341
The Cooper Cos., Inc.	6,909	2,653,678
Varian Medical Systems, Inc.(1)	5,869	1,036,055

		9,624,085

Hotels, Restaurants & Leisure — 0.8%
Aramark	27,710	1,046,884

		1,046,884

Insurance — 6.2%
Aon PLC, Class A	13,391	3,081,403
Intact Financial Corp. (Canada)	18,994	2,327,585
Oscar Health, Inc., Class A(1)	8,515	228,883
WR Berkley Corp.	31,216	2,352,126

		7,989,997

Internet & Direct Marketing Retail — 1.1%
Wayfair, Inc., Class A(1)	4,688	1,475,548

		1,475,548

IT Services — 12.9%
Amdocs Ltd.	28,040	1,967,006
Broadridge Financial Solutions, Inc.	19,862	3,040,872
Edenred (France)	18,811	982,717
Euronet Worldwide, Inc.(1)	3,480	481,284
Fidelity National Information Services, Inc.	14,365	2,019,863
Global Payments, Inc.	10,603	2,137,353
GoDaddy, Inc., Class A(1)	30,188	2,343,192
WEX, Inc.(1)	15,268	3,194,371
Wix.com Ltd.(1)	1,592	444,518

		16,611,176

Life Sciences Tools & Services — 3.8%
Illumina, Inc.(1)	2,285	877,577
PerkinElmer, Inc.	9,011	1,156,021
PRA Health Sciences, Inc.(1)	10,257	1,572,706
Waters Corp.(1)	4,715	1,339,862

		4,946,166

Machinery — 2.9%
Ingersoll Rand, Inc.(1)	31,540	1,552,084
Rexnord Corp.	28,658	1,349,505
Westinghouse Air Brake Technologies Corp.	10,877	861,023

		3,762,612

Pharmaceuticals — 2.7%
Bristol Myers Squibb Co.	9,262	584,710
Catalent, Inc.(1)	18,116	1,907,796

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Elanco Animal Health, Inc.(1)	32,778	$965,312

		3,457,818

Professional Services — 1.5%
CoStar Group, Inc.(1)	1,238	1,017,500
Verisk Analytics, Inc.	5,314	938,931

		1,956,431

Road & Rail — 1.8%
JB Hunt Transport Services, Inc.	14,059	2,362,896

		2,362,896

Semiconductors & Semiconductor Equipment — 10.1%
KLA Corp.	11,784	3,893,434
Lam Research Corp.	3,417	2,033,935
Microchip Technology, Inc.	24,599	3,818,257
NXP Semiconductors N.V.	4,989	1,004,485
ON Semiconductor Corp.(1)	54,846	2,282,142

		13,032,253

Software — 10.3%
Atlassian Corp. PLC, Class A(1)	7,670	1,616,529
Ceridian HCM Holding, Inc.(1)	18,797	1,584,023
Constellation Software, Inc. (Canada)	1,933	2,699,525
Dynatrace, Inc.(1)	15,918	767,884
J2 Global, Inc.(1)	4,100	491,426
Nice Ltd., ADR(1)	11,766	2,564,635
SS&C Technologies Holdings, Inc.	46,992	3,283,331
Topicus.com, Inc. (Canada)(1)	3,594	236,054

		13,243,407

Specialty Retail — 3.1%
Burlington Stores, Inc.(1)	3,234	966,319
CarMax, Inc.(1)	18,089	2,399,687
Vroom, Inc.(1)	17,564	684,820

		4,050,826

Textiles, Apparel & Luxury Goods — 1.3%
Gildan Activewear, Inc.(1)	55,955	1,715,580

		1,715,580

Trading Companies & Distributors — 0.9%
Ferguson PLC (United Kingdom)	9,660	1,154,562

		1,154,562

Total Common Stocks (Cost $88,399,228)		127,598,007

	Principal Amount	Value
Short-Term Investment — 1.3%
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $1,610,352, due 4/1/2021(2)	$1,610,352	1,610,352

Total Repurchase Agreements (Cost $1,610,352)		1,610,352

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2021 (unaudited)	Value
Total Investments — 100.2% (Cost $90,009,580)	$129,208,359

Liabilities in excess of other assets — (0.2)%	(240,576)

Total Net Assets — 100.0%	$128,967,783

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$1,655,000	$1,642,588

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$125,460,728	$2,137,279	*	$—	$127,598,007
Repurchase Agreements	—	1,610,352		—	1,610,352

Total	$125,460,728	$3,747,631		$—	$129,208,359

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 2.6%
General Dynamics Corp.	18,032	$3,273,890
L3Harris Technologies, Inc.	15,782	3,198,696

		6,472,586

Auto Components — 3.3%
Aptiv PLC(1)	28,029	3,865,199
Lear Corp.	24,565	4,452,406

		8,317,605

Banks — 5.2%
Fifth Third Bancorp	127,552	4,776,822
PacWest Bancorp	53,964	2,058,727
Regions Financial Corp.	207,858	4,294,346
Zions Bancorporation N.A.	37,110	2,039,566

		13,169,461

Beverages — 1.7%
Keurig Dr Pepper, Inc.	121,657	4,181,351

		4,181,351

Building Products — 1.4%
Masco Corp.	56,973	3,412,683

		3,412,683

Capital Markets — 1.8%
LPL Financial Holdings, Inc.	31,227	4,439,230

		4,439,230

Chemicals — 2.2%
Celanese Corp.	30,164	4,518,869
Diversey Holdings Ltd.(1)	69,265	1,018,888

		5,537,757

Commercial Services & Supplies — 2.4%
Republic Services, Inc.	62,209	6,180,464

		6,180,464

Communications Equipment — 0.9%
Juniper Networks, Inc.	91,409	2,315,390

		2,315,390

Construction & Engineering — 1.0%
MasTec, Inc.(1)	27,893	2,613,574

		2,613,574

Consumer Finance — 1.5%
Discover Financial Services	39,531	3,755,050

		3,755,050

Containers & Packaging — 1.8%
AptarGroup, Inc.	19,845	2,811,441
Packaging Corp. of America	12,291	1,652,894

		4,464,335

Distributors — 1.8%
LKQ Corp.(1)	109,798	4,647,749

		4,647,749

Diversified Consumer Services — 0.4%
Terminix Global Holdings, Inc.(1)	21,017	1,001,880

		1,001,880

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Financial Services — 2.2%
Liberty Media Acquisition Corp.(1)	42,175	$451,694
Pershing Square Tontine Holdings Ltd., Class A(1)	169,222	4,063,020
Thoma Bravo Advantage, Class A(1)	103,762	1,084,313

		5,599,027

Electric Utilities — 2.9%
American Electric Power Co., Inc.	43,466	3,681,570
FirstEnergy Corp.	105,603	3,663,368

		7,344,938

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc.(1)	11,149	1,598,767

		1,598,767

Energy Equipment & Services — 1.0%
Baker Hughes Co.	28,650	619,127
NOV, Inc.(1)	136,684	1,875,304

		2,494,431

Equity Real Estate Investment — 3.9%
American Campus Communities, Inc. REIT	73,831	3,187,284
Americold Realty Trust REIT	22,712	873,731
Equity LifeStyle Properties, Inc. REIT	13,680	870,595
Invitation Homes, Inc. REIT	150,059	4,800,387

		9,731,997

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings, Inc.(1)	103,156	4,627,578

		4,627,578

Food Products — 1.5%
Lamb Weston Holdings, Inc.	48,148	3,730,507

		3,730,507

Health Care Equipment & Supplies — 4.3%
Alcon, Inc.(1)	81,885	5,746,690
Zimmer Biomet Holdings, Inc.	32,003	5,123,040

		10,869,730

Health Care Providers & Services — 3.1%
Humana, Inc.	9,515	3,989,164
Universal Health Services, Inc., Class B	28,367	3,783,874

		7,773,038

Hotels, Restaurants & Leisure — 3.4%
Expedia Group, Inc.(1)	26,360	4,537,083
Yum China Holdings, Inc.	70,142	4,153,108

		8,690,191

Household Durables — 2.1%
D.R. Horton, Inc.	46,906	4,180,263
Helen of Troy Ltd.(1)	4,811	1,013,485

		5,193,748

Household Products — 2.4%
Reynolds Consumer Products, Inc.	204,476	6,089,295

		6,089,295

Industrial Conglomerates — 3.0%
Carlisle Cos., Inc.	45,795	7,536,941

		7,536,941

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 8.1%
Arch Capital Group Ltd.(1)	181,086	$6,948,270
Brown & Brown, Inc.	125,016	5,714,481
Loews Corp.	68,332	3,504,065
The Allstate Corp.	37,013	4,252,794

		20,419,610

IT Services — 4.8%
Amdocs Ltd.	89,105	6,250,716
Euronet Worldwide, Inc.(1)	41,532	5,743,875

		11,994,591

Machinery — 4.7%
Donaldson Co., Inc.	34,335	1,996,924
Gates Industrial Corp. PLC(1)	98,965	1,582,450
Pentair PLC	21,249	1,324,238
Stanley Black & Decker, Inc.	34,891	6,966,686

		11,870,298

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.(1)	58,324	1,920,609

		1,920,609

Oil, Gas & Consumable Fuels — 2.7%
Devon Energy Corp.	69,303	1,514,271
EOG Resources, Inc.	26,633	1,931,691
Hess Corp.	22,781	1,611,984
Valero Energy Corp.	25,124	1,798,878

		6,856,824

Professional Services — 2.1%
Jacobs Engineering Group, Inc.	41,617	5,379,830

		5,379,830

Real Estate Management & Development — 2.9%
CBRE Group, Inc., Class A(1)	91,523	7,240,385

		7,240,385

Road & Rail — 2.2%
Kansas City Southern	20,568	5,428,307

		5,428,307

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	25,965	4,026,652

		4,026,652

Specialty Retail — 1.7%
Best Buy Co., Inc.	37,383	4,291,942

		4,291,942

Technology Hardware, Storage & Peripherals — 1.6%
NCR Corp.(1)	109,389	4,151,313

		4,151,313

Trading Companies & Distributors — 3.7%
AerCap Holdings N.V.(1)	124,883	7,335,628
United Rentals, Inc.(1)	6,240	2,054,894

		9,390,522

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Water Utilities — 2.0%
American Water Works Co., Inc.	33,456	$5,015,723

		5,015,723

Total Common Stocks (Cost $188,551,872)		249,775,909

Exchange-Traded Funds — 0.7%
SPDR S&P Oil & Gas Exploration & Production ETF	21,634	1,759,710

Total Exchange-Traded Funds (Cost $1,011,478)		1,759,710

Warrants — 0.1%
Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	146,129

Total Warrants (Cost $103,615)		146,129

	Principal Amount	Value
Short-Term Investment — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $1,166,316, due 4/1/2021(2)	$1,166,316	1,166,316

Total Repurchase Agreements (Cost $1,166,316)		1,166,316

Total Investments — 100.3% (Cost $190,833,281)		252,848,064

Liabilities in excess of other assets — (0.3)%		(834,317)

Total Net Assets — 100.0%		$252,013,747

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$1,198,700	$1,189,710

Legend:

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$249,775,909	$—	$—	$249,775,909
Exchange-Traded Funds	1,759,710	—	—	1,759,710
Warrants	—	146,129	—	146,129
Repurchase Agreements	—	1,166,316	—	1,166,316

Total	$251,535,619	$1,312,445	$—	$252,848,064

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 14.0%
Federal National Mortgage Association
3.50% due 9/1/2047	$2,964,646	$3,172,986
3.50% due 3/1/2050	1,765,645	1,894,475
Government National Mortgage Association
2.50% due 4/1/2051(1)	6,850,000	7,061,733
Uniform Mortgage-Backed Security
2.50% due 4/1/2051(1)	4,892,000	5,015,963
3.00% due 4/1/2051(1)	11,394,000	11,865,712
3.50% due 4/1/2051(1)	19,100,000	20,177,813

Total Agency Mortgage–Backed Securities (Cost $49,197,631)		49,188,682

Asset–Backed Securities — 20.1%
ACC Trust
2019-1 B
4.47% due 10/20/2022(2)	294,000	298,405
ALM VII Ltd.
2012-7A A2R2
2.091% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(3)	908,000	912,452
American Credit Acceptance Receivables Trust
2019-2 B
3.05% due 5/12/2023(2)	60,712	60,742
Apidos CLO XXXV
2021-35A A
1.249% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	400,000	399,900
Avid Automobile Receivables Trust
2019-1 A
2.62% due 2/15/2024(2)	157,567	158,606
2019-1 B
2.82% due 7/15/2026(2)	500,000	510,686
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(2)	1,545,000	1,606,026
2020-2A A
2.02% due 2/20/2027(2)	1,750,000	1,784,278
Barings CLO Ltd.
2018-3A D
3.124% (LIBOR 3 Month + 2.90%) due 7/20/2029(2)(3)	250,000	239,625
2020-1A C
2.791% (LIBOR 3 Month + 2.55%) due 10/15/2032(2)(3)	570,000	569,316
BlueMountain CLO Ltd.
2012-2A AR2
1.232% (LIBOR 3 Month + 1.05%) due 11/20/2028(2)(3)	422,644	421,799
2016-1A BR
1.574% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	822,413
Carlyle U.S. CLO Ltd.
2021-1A A1
1.331% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,399,643
CarMax Auto Owner Trust
2019-3 A2A
2.21% due 12/15/2022	54,953	55,094
2019-4 A2A
2.01% due 3/15/2023	301,738	302,938
2021-1 A2A
0.22% due 2/15/2024	2,500,000	2,498,756
Cedar Funding II CLO Ltd.
2013-1A DR
3.785% (LIBOR 3 Month + 3.60%) due 6/9/2030(2)(3)	250,000	248,300
Cedar Funding VI CLO Ltd.
2016-6A BR
1.824% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	399,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Chesapeake Funding II LLC
2017-3A A1
1.91% due 8/15/2029(2)	$35,874	$35,887
CIFC Funding Ltd.
2019-3A C
3.923% (LIBOR 3 Month + 3.70%) due 7/16/2032(2)(3)	630,000	626,850
2021-1A A1
1.246% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,329,662
CPS Auto Receivables Trust
2018-B D
4.26% due 3/15/2024(2)	750,000	771,922
2020-C C
1.71% due 8/17/2026(2)	410,000	416,425
DRB Prime Student Loan Trust
2015-D A2
3.20% due 1/25/2040(2)	78,788	79,167
Drive Auto Receivables Trust
2016-CA D
4.18% due 3/15/2024(2)	5,480	5,502
2017-1 D
3.84% due 3/15/2023	793,246	800,172
2017-AA D
4.16% due 5/15/2024(2)	11,616	11,688
2017-BA E
5.30% due 7/15/2024(2)	1,857,331	1,866,511
Dryden 58 CLO Ltd.
2018-58A B
1.723% (LIBOR 3 Month + 1.50%) due 7/17/2031(2)(3)	1,400,000	1,393,420
Dryden 61 CLO Ltd.
2018-61A A1R
1.185% (LIBOR 3 Month + 0.99%) due 1/17/2032(2)(3)	900,000	899,775
Enterprise Fleet Financing LLC
2018-1 A2
2.87% due 10/20/2023(2)	5,033	5,041
Exeter Automobile Receivables Trust
2020-2A A
1.13% due 8/15/2023(2)	122,992	123,207
First Investors Auto Owner Trust
2021-1A E
3.35% due 4/15/2027(2)	600,000	611,830
Flagship Credit Auto Trust
2018-3 A
3.07% due 2/15/2023(2)	18,647	18,660
2018-3 B
3.59% due 12/16/2024(2)	479,000	484,119
2020-2 A
1.49% due 7/15/2024(2)	124,655	125,380
2021-1 A
0.31% due 6/16/2025(2)	995,916	994,883
Ford Credit Auto Lease Trust
2021-A A2
0.19% due 7/15/2023	2,544,000	2,541,650
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(2)	2,000,000	2,006,818
2019-C A2A
1.88% due 7/15/2022	278,230	278,667
2020-A A2
1.03% due 10/15/2022	70,760	70,884
2020-B A2
0.50% due 2/15/2023	890,529	891,217

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Foursight Capital Automobile Receivables Trust
2018-1 B
3.53% due 4/17/2023(2)	$43,907	$44,093
Halcyon Loan Advisors Funding Ltd.
2015-2A CR
2.368% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	246,636
Hardee’s Funding LLC
2018-1A A23
5.71% due 6/20/2048(2)	363,287	409,637
2018-1A A2II
4.959% due 6/20/2048(2)	748,800	788,382
Honda Auto Receivables Owner Trust
2020-2 A2
0.74% due 11/15/2022	304,151	304,677
Hyundai Auto Receivables Trust
2019-B A2
1.93% due 7/15/2022	50,994	51,074
Kayne CLO 10 Ltd.
2021-10A A
1.367% (LIBOR 3 Month + 1.17%) due 4/23/2034(2)(3)	1,190,000	1,189,698
Kayne CLO 5 Ltd.
2019-5A A
1.568% (LIBOR 3 Month + 1.35%) due 7/24/2032(2)(3)	700,000	701,341
KKR CLO 18 Ltd.
18 B
1.926% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	530,726
Lending Funding Trust
2020-2A A
2.32% due 4/21/2031(2)	936,000	922,470
Lendmark Funding Trust
2018-1A A
3.81% due 12/21/2026(2)	1,710,000	1,716,688
Longtrain Leasing III LLC
2015-1A A2
4.06% due 1/15/2045(2)	454,808	469,833
Marble Point CLO XVII Ltd.
2020-1A A
1.524% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	614,312
Master Credit Card Trust II
2018-1A A
0.601% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	100,601
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	1,107,975	1,172,539
Mercedes-Benz Auto Lease Trust
2019-A A3
3.10% due 11/15/2021	35,047	35,100
2021-A A2
0.18% due 3/15/2023	2,546,000	2,543,142
Mountain View CLO LLC
2017-1A AR
1.313% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	561,712	561,615
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(2)	319,917	340,699
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A A1
1.563% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	1,002,246
Newark BSL CLO 1 Ltd.
2016-1A CR
3.213% (LIBOR 3 Month + 3.00%) due 12/21/2029(2)(3)	360,000	353,700

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
NextGear Floorplan Master Owner Trust
2019-2A A1
0.806% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	$950,000	$956,336
2020-1A A1
0.906% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,473,606
OCP CLO Ltd.
2019-16A AR
1.22% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	790,000	789,802
Octagon Investment Partners 29 Ltd.
2016-1A AR
1.398% (LIBOR 3 Month + 1.18%) due 1/24/2033(2)(3)	555,371	559,193
Octagon Investment Partners 48 Ltd.
2020-3A A
1.732% (LIBOR 3 Month + 1.50%) due 10/20/2031(2)(3)	650,000	651,640
Octagon Investment Partners XV Ltd.
2013-1A A1B2
1.273% (LIBOR 3 Month + 1.05%) due 7/19/2030(2)(3)	850,000	848,810
OneMain Financial Issuance Trust
2019-2A A
3.14% due 10/14/2036(2)	956,000	1,016,866
Pennsylvania Higher Education Assistance Agency
2006-1 B
0.488% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	27,279	26,578
Planet Fitness Master Issuer LLC
2019-1A A2
3.858% due 12/5/2049(2)	262,675	247,718
Race Point IX CLO Ltd.
2015-9A CR
3.441% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	237,950
Santander Drive Auto Receivables Trust
2018-1 D
3.32% due 3/15/2024	35,000	35,618
2020-2 D
2.22% due 9/15/2026	816,000	836,939
2021-1 A2
0.29% due 11/15/2023	2,277,000	2,276,756
2021-1 C
0.75% due 2/17/2026	1,850,000	1,845,809
Santander Retail Auto Lease Trust
2019-B A2A
2.29% due 4/20/2022(2)	51,212	51,298
SCF Equipment Leasing LLC
2019-1A A2
3.23% due 10/20/2024(2)	118,755	118,889
2019-1A C
3.92% due 11/20/2026(2)	1,298,000	1,299,458
2019-2A B
2.76% due 8/20/2026(2)	797,000	826,844
2021-1A C
1.54% due 10/21/2030(2)	1,000,000	964,809
2021-1A D
1.93% due 9/20/2030(2)	647,000	618,805
Shackleton CLO Ltd.
2019-14A A2
2.124% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	1,042,000	1,041,735
SLC Student Loan Trust
2008-1 A4A
1.784% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	129,523	132,708
Sound Point CLO XI Ltd.
2016-1A AR
1.324% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	352,448	352,658
Sound Point CLO XV Ltd.
2017-1A C
2.718% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(3)	343,000	342,829

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
TCF Auto Receivables Owner Trust
2016-PT1A B
2.92% due 10/17/2022(2)	$5,785	$5,789
Towd Point Asset Trust
2018-SL1 A
0.709% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	323,968	322,319
Toyota Auto Receivables Owner Trust
2021-A A2
0.16% due 7/17/2023	3,448,000	3,445,667
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	120,907	123,532
Westlake Automobile Receivables Trust
2020-2A A2A
0.93% due 2/15/2024(2)	1,396,745	1,400,532
2020-3A E
3.34% due 6/15/2026(2)	750,000	772,268
World Financial Network Credit Card Master Trust
2018-B A
3.46% due 7/15/2025	489,000	495,857
World Omni Auto Receivables Trust
2021-A A2
0.17% due 2/15/2024	2,469,000	2,465,929

Total Asset–Backed Securities (Cost $70,676,757)		70,762,872

Corporate Bonds & Notes — 34.1%
Aerospace & Defense — 0.9%
The Boeing Co.
4.875% due 5/1/2025	1,480,000	1,648,750
5.04% due 5/1/2027	1,049,000	1,195,493
TransDigm, Inc.
6.375% due 6/15/2026	390,000	403,564

		3,247,807

Agriculture — 0.6%
BAT Capital Corp.
4.70% due 4/2/2027	265,000	298,517
4.906% due 4/2/2030	1,033,000	1,178,054
MHP Lux S.A.
6.25% due 9/19/2029(2)	475,000	470,259
6.95% due 4/3/2026(2)	230,000	241,505

		2,188,335

Airlines — 0.8%
American Airlines, Inc.
11.75% due 7/15/2025(2)	469,000	579,750
British Airways Pass-Through Trust
2020-1 A
4.25% due 11/15/2032(2)	147,703	154,673
Delta Air Lines, Inc.
7.00% due 5/1/2025(2)	717,000	825,382
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/2025(2)	296,000	315,779
4.75% due 10/20/2028(2)	300,000	326,406
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00% due 9/20/2025(2)	477,000	539,043

		2,741,033

Apparel — 0.3%
Levi Strauss & Co.
3.50% due 3/1/2031(2)	715,000	690,790

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Apparel — (continued)
The William Carter Co.
5.50% due 5/15/2025(2)	$303,000	$323,528

		1,014,318

Auto Manufacturers — 0.7%
Ford Motor Co.
7.45% due 7/16/2031	805,000	1,014,429
General Motors Financial Co., Inc.
3.60% due 6/21/2030	1,184,000	1,247,829
Tesla, Inc.
5.30% due 8/15/2025(2)	351,000	363,608

		2,625,866

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.
6.50% due 4/1/2027	349,000	363,194
Clarios Global LP / Clarios U.S. Finance Co.
8.50% due 5/15/2027(2)	192,000	206,738

		569,932

Biotechnology — 0.4%
Biogen, Inc.
2.25% due 5/1/2030	804,000	780,700
Regeneron Pharmaceuticals, Inc.
1.75% due 9/15/2030	792,000	732,149

		1,512,849

Building Materials — 0.5%
Cemex S.A.B. de C.V.
5.45% due 11/19/2029(2)	330,000	361,320
Forterra Finance LLC / FRTA Finance Corp.
6.50% due 7/15/2025(2)	326,000	350,981
Griffon Corp.
5.75% due 3/1/2028	469,000	499,903
Owens Corning
3.95% due 8/15/2029	584,000	643,124

		1,855,328

Chemicals — 0.3%
CF Industries, Inc.
4.95% due 6/1/2043	277,000	317,212
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(2)	300,000	309,885
Tronox, Inc.
4.625% due 3/15/2029(2)	270,000	270,257

		897,354

Coal — 0.1%
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	336,000	344,874

		344,874

Commercial Banks — 3.4%
Akbank T.A.S.
5.00% due 10/24/2022(2)	215,000	215,697
Banco do Brasil S.A.
4.625% due 1/15/2025(2)	330,000	349,503

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Bank of America Corp.
3.593% (3.593% fixed rate until 7/21/2028; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	$1,125,000	$1,221,727
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	712,000	784,880
3.98% (3.980% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	503,000	555,835
JPMorgan Chase & Co.
3.782% (3.782% fixed rate until 2/1/2028; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	665,964
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2029; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	963,000	1,085,927
Morgan Stanley
3.625% due 1/20/2027	502,000	551,101
4.431% (4.431% fixed rate until 1/23/2030; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	234,000	267,806
Popular, Inc.
6.125% due 9/14/2023	361,000	389,844
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2031; 5 Year USD Swap + 2.21% thereafter) due 9/15/2031(3)	483,000	528,885
UBS AG
5.125% due 5/15/2024	872,000	959,340
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2028; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	2,144,341
Westpac Banking Corp.
2.894% (2.894% fixed rate until 1/22/2023; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	555,000	571,617
4.322% (4.322% fixed rate until 11/23/2031; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	1,550,000	1,709,433

		12,001,900

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(2)	200,000	210,840
CoStar Group, Inc.
2.80% due 7/15/2030(2)	194,000	190,349
Garda World Security Corp.
9.50% due 11/1/2027(2)	304,000	336,352
Rent-A-Center, Inc.
6.375% due 2/15/2029(2)	703,000	744,765
United Rentals North America, Inc.
4.00% due 7/15/2030	160,000	162,858
4.875% due 1/15/2028	322,000	339,246

		1,984,410

Computers — 0.3%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023(2)	141,000	154,095
8.35% due 7/15/2046(2)	623,000	944,648

		1,098,743

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	915,312
3.875% due 1/23/2028	567,000	593,677
Ally Financial, Inc.
8.00% due 11/1/2031	323,000	449,225
Aviation Capital Group LLC
1.95% due 1/30/2026(2)	164,000	159,782
Avolon Holdings Funding Ltd.
4.25% due 4/15/2026(2)	643,000	672,668
Brightsphere Investment Group, Inc.
4.80% due 7/27/2026	315,000	341,032
Global Aircraft Leasing Co. Ltd.
6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK)(2)(4)	502,153	480,696
International Lease Finance Corp.
5.875% due 8/15/2022	112,000	119,570

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Nationstar Mortgage Holdings, Inc.
5.50% due 8/15/2028(2)	$670,000	$673,424
Navient Corp.
5.00% due 3/15/2027	712,000	713,780
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	380,000	421,884
4.875% due 4/15/2045(2)	198,000	205,128
OneMain Finance Corp.
5.375% due 11/15/2029	975,000	1,037,585
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.625% due 3/1/2029(2)	503,000	486,366
SURA Asset Management S.A.
4.375% due 4/11/2027(2)	250,000	272,600

		7,542,729

Electric — 2.5%
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	580,000	641,260
Calpine Corp.
4.50% due 2/15/2028(2)	305,000	307,635
5.125% due 3/15/2028(2)	302,000	304,081
Cikarang Listrindo Tbk PT
4.95% due 9/14/2026(2)	525,000	538,361
Emera U.S. Finance LP
3.55% due 6/15/2026	2,119,000	2,299,602
FirstEnergy Corp.
2.65% due 3/1/2030	482,000	466,875
4.40% due 7/15/2027	657,000	708,949
Liberty Utilities Finance GP 1
2.05% due 9/15/2030(2)	367,000	345,828
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	200,000	208,558
NRG Energy, Inc.
2.45% due 12/2/2027(2)	343,000	339,724
5.75% due 1/15/2028	336,000	358,764
Pennsylvania Electric Co.
3.60% due 6/1/2029(2)	370,000	386,280
PG&E Corp.
5.00% due 7/1/2028	320,000	338,173
PSEG Power LLC
8.625% due 4/15/2031	393,000	591,992
Vistra Operations Co. LLC
3.55% due 7/15/2024(2)	808,000	845,022

		8,681,104

Energy-Alternate Sources — 0.1%
Greenko Solar Mauritius Ltd.
5.95% due 7/29/2026(2)	330,000	353,361

		353,361

Entertainment — 0.5%
Live Nation Entertainment, Inc.
3.75% due 1/15/2028(2)	98,000	96,652
4.75% due 10/15/2027(2)	629,000	632,120
Penn National Gaming, Inc.
5.625% due 1/15/2027(2)	337,000	350,534
Scientific Games International, Inc.
7.25% due 11/15/2029(2)	486,000	526,197

		1,605,503

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Environmental Control — 0.1%
Stericycle, Inc.
3.875% due 1/15/2029(2)	$276,000	$272,415

		272,415

Food — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.875% due 2/15/2030(2)	308,000	316,378
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(2)	291,000	329,004
Kraft Heinz Foods Co.
4.375% due 6/1/2046	786,000	823,618
Minerva Luxembourg S.A.
5.875% due 1/19/2028(2)	288,000	304,298

		1,773,298

Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.75% due 1/15/2031	428,000	441,640

		441,640

Gas — 0.6%
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	635,105
NiSource, Inc.
3.49% due 5/15/2027	1,284,000	1,394,373

		2,029,478

Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60% due 5/27/2030(2)	986,000	987,913

		987,913

Healthcare-Services — 1.9%
Advocate Health & Hospitals Corp.
2.211% due 6/15/2030	483,000	476,900
Centene Corp.
3.375% due 2/15/2030	302,000	304,920
CommonSpirit Health
3.347% due 10/1/2029	1,055,000	1,125,801
DaVita, Inc.
3.75% due 2/15/2031(2)	333,000	318,921
HCA, Inc.
4.125% due 6/15/2029	838,000	927,389
4.50% due 2/15/2027	428,000	479,985
5.25% due 6/15/2026	473,000	543,751
Legacy LifePoint Health LLC
6.75% due 4/15/2025(2)	311,000	331,669
RP Escrow Issuer LLC
5.25% due 12/15/2025(2)	515,000	532,984
Seattle Children’s Hospital
2.719% due 10/1/2050	423,000	382,705
Select Medical Corp.
6.25% due 8/15/2026(2)	297,000	315,714
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	670,000	707,426
The New York and Presbyterian Hospital
3.954% due 8/1/2119	103,000	110,856

		6,559,021

Home Builders — 0.6%
Century Communities, Inc.
6.75% due 6/1/2027	319,000	340,086

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Home Builders — (continued)
NVR, Inc.
3.00% due 5/15/2030	$904,000	$926,057
Toll Brothers Finance Corp.
4.35% due 2/15/2028	363,000	393,608
Tri Pointe Homes, Inc.
5.25% due 6/1/2027	377,000	403,673

		2,063,424

Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	106,679

		106,679

Housewares — 0.1%
Newell Brands, Inc.
5.875% due 4/1/2036	441,000	538,192

		538,192

Internet — 1.1%
Baidu, Inc.
2.375% due 10/9/2030	260,000	250,931
JD.com, Inc.
3.375% due 1/14/2030	860,000	882,592
Match Group Holdings II LLC
5.00% due 12/15/2027(2)	151,000	158,422
5.625% due 2/15/2029(2)	160,000	171,318
Meituan
3.05% due 10/28/2030(2)	375,000	364,823
Netflix, Inc.
6.375% due 5/15/2029	662,000	824,031
Prosus N.V.
3.832% due 2/8/2051(2)	580,000	510,742
5.50% due 7/21/2025(2)	278,000	315,466
Uber Technologies, Inc.
8.00% due 11/1/2026(2)	315,000	340,956

		3,819,281

Investment Companies — 0.1%
Temasek Financial I Ltd.
2.50% due 10/6/2070(2)	250,000	219,097

		219,097

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
5.875% due 6/1/2027	326,000	339,337
GUSAP III LP
4.25% due 1/21/2030(2)	340,000	357,615

		696,952

Leisure Time — 0.4%
Carnival Corp.
7.625% due 3/1/2026(2)	375,000	403,110
11.50% due 4/1/2023(2)	427,000	487,382
Royal Caribbean Cruises Ltd.
11.50% due 6/1/2025(2)	429,000	500,218

		1,390,710

Lodging — 0.2%
Boyd Gaming Corp.
6.00% due 8/15/2026	350,000	364,133

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Lodging — (continued)
MGM Resorts International
5.50% due 4/15/2027	$326,000	$350,316

		714,449

Machinery-Diversified — 0.5%
nVent Finance Sarl
4.55% due 4/15/2028	1,112,000	1,175,985
Vertical U.S. Newco, Inc.
5.25% due 7/15/2027(2)	556,000	581,937

		1,757,922

Media — 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 3/1/2030(2)	295,000	305,797
Cox Communications, Inc.
8.375% due 3/1/2039(2)	888,000	1,436,686
CSC Holdings LLC
5.50% due 4/15/2027(2)	293,000	307,621
DISH DBS Corp.
7.75% due 7/1/2026	306,000	337,001
Globo Comunicacao e Participacoes S.A.
4.875% due 1/22/2030(2)	520,000	524,779
Gray Television, Inc.
7.00% due 5/15/2027(2)	311,000	337,911
Scripps Escrow, Inc.
5.875% due 7/15/2027(2)	527,000	542,857
Time Warner Cable LLC
7.30% due 7/1/2038	274,000	382,718
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	282,000	406,398

		4,581,768

Mining — 1.5%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	800,000	883,600
4.75% due 4/10/2027(2)	978,000	1,120,964
Antofagasta PLC
2.375% due 10/14/2030(2)	400,000	391,672
Freeport-McMoRan, Inc.
4.125% due 3/1/2028	683,000	717,690
4.25% due 3/1/2030	156,000	166,163
Glencore Funding LLC
4.875% due 3/12/2029(2)	1,547,000	1,761,847
Hecla Mining Co.
7.25% due 2/15/2028	303,000	325,062

		5,366,998

Miscellaneous Manufacturing — 0.4%
General Electric Co.
3.514% (LIBOR 3 Month + 3.33%) due 6/15/2021(3)	1,320,000	1,244,087

		1,244,087

Oil & Gas — 3.6%
Apache Corp.
4.375% due 10/15/2028	548,000	545,216
California Resources Corp.
7.125% due 2/1/2026(2)	358,000	364,344
Continental Resources, Inc.
3.80% due 6/1/2024	349,000	357,502
5.75% due 1/15/2031(2)	642,000	722,873
Diamondback Energy, Inc.
3.125% due 3/24/2031	776,000	773,540
3.50% due 12/1/2029	410,000	426,134

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
4.75% due 5/31/2025	$296,000	$330,890
Empresa Nacional del Petroleo
3.75% due 8/5/2026(2)	400,000	421,308
Equinor ASA
7.15% due 11/15/2025	700,000	872,116
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75% due 2/1/2029(2)	698,000	703,807
Laredo Petroleum, Inc.
9.50% due 1/15/2025	786,000	757,004
MEG Energy Corp.
5.875% due 2/1/2029(2)	180,000	180,401
7.125% due 2/1/2027(2)	609,000	637,002
Murphy Oil Corp.
5.875% due 12/1/2027	506,000	496,285
Occidental Petroleum Corp.
6.125% due 1/1/2031	741,000	816,997
Ovintiv, Inc.
6.50% due 2/1/2038	289,000	347,390
PDC Energy, Inc.
5.75% due 5/15/2026	428,000	445,077
Petroleos Mexicanos
4.50% due 1/23/2026	490,000	486,276
5.35% due 2/12/2028	1,398,000	1,357,989
Saudi Arabian Oil Co.
2.875% due 4/16/2024(2)	570,000	599,555
SM Energy Co.
5.625% due 6/1/2025	150,000	138,786
6.75% due 9/15/2026	201,000	185,603
Southwestern Energy Co.
7.75% due 10/1/2027	326,000	348,699
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(2)	235,000	233,924
Viper Energy Partners LP
5.375% due 11/1/2027(2)	161,000	167,607

		12,716,325

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337% due 12/15/2027	724,000	774,094

		774,094

Packaging & Containers — 0.1%
Ball Corp.
2.875% due 8/15/2030	475,000	457,491

		457,491

Pharmaceuticals — 0.1%
Bayer U.S. Finance II LLC
3.875% due 12/15/2023(2)	478,000	515,274

		515,274

Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(2)	200,000	226,000
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	438,000	353,505
Cheniere Corpus Christi Holdings LLC
3.70% due 11/15/2029	215,000	226,832
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(2)	717,000	686,872
Sabine Pass Liquefaction LLC
5.875% due 6/30/2026	1,357,000	1,591,435

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Western Midstream Operating LP
5.30% due 2/1/2030	$746,000	$808,567

		3,893,211

Real Estate — 0.6%
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	204,766
4.75% due 9/28/2023	560,000	572,835
Kaisa Group Holdings Ltd.
9.375% due 6/30/2024	200,000	192,664
11.95% due 10/22/2022(2)	210,000	220,780
Sunac China Holdings Ltd.
5.95% due 4/26/2024	200,000	202,296
Yuzhou Group Holdings Co. Ltd.
6.00% due 10/25/2023	200,000	176,114
Zhenro Properties Group Ltd.
8.65% due 1/21/2023	520,000	538,049

		2,107,504

Real Estate Investment Trusts — 1.5%
EPR Properties
4.95% due 4/15/2028	445,000	457,531
Equinix, Inc.
1.55% due 3/15/2028	816,000	780,447
ESH Hospitality, Inc.
4.625% due 10/1/2027(2)	536,000	566,804
HAT Holdings I LLC / HAT Holdings II LLC
5.25% due 7/15/2024(2)	647,000	668,882
Healthcare Trust of America Holdings LP
3.10% due 2/15/2030	510,000	524,785
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% due 10/1/2028(2)	336,000	356,577
VEREIT Operating Partnership LP
4.875% due 6/1/2026	910,000	1,041,813
WEA Finance LLC
2.875% due 1/15/2027(2)	743,000	739,500

		5,136,339

Retail — 1.5%
IRB Holding Corp.
7.00% due 6/15/2025(2)	300,000	323,412
Kohl’s Corp.
5.55% due 7/17/2045	613,000	694,468
L Brands, Inc.
6.625% due 10/1/2030(2)	473,000	536,207
6.875% due 11/1/2035	430,000	510,621
Murphy Oil USA, Inc.
3.75% due 2/15/2031(2)	334,000	328,282
4.75% due 9/15/2029	191,000	199,872
Nordstrom, Inc.
4.375% due 4/1/2030	729,000	743,565
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 2/15/2028(2)	612,000	625,990
Rite Aid Corp.
8.00% due 11/15/2026(2)	1,015,000	1,065,811
The Gap, Inc.
8.625% due 5/15/2025(2)	294,000	329,198

		5,357,426

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.1%
SK Hynix, Inc.
2.375% due 1/19/2031(2)	$280,000	$264,289

		264,289

Software — 0.5%
Oracle Corp.
2.875% due 3/25/2031	443,000	450,225
2.95% due 4/1/2030	825,000	849,742
PTC, Inc.
4.00% due 2/15/2028(2)	304,000	314,245

		1,614,212

Telecommunications — 0.5%
Frontier Communications Corp.
5.00% due 5/1/2028(2)	392,000	398,950
LogMeIn, Inc.
5.50% due 9/1/2027(2)	666,000	697,202
Sprint Capital Corp.
6.875% due 11/15/2028	257,000	323,918
Zayo Group Holdings, Inc.
4.00% due 3/1/2027(2)	314,000	308,728

		1,728,798

Toys, Games & Hobbies — 0.0%
Mattel, Inc.
6.75% due 12/31/2025(2)	58,000	60,978

		60,978

Transportation — 0.1%
Watco Cos. LLC / Watco Finance Corp.
6.50% due 6/15/2027(2)	331,000	349,384

		349,384

Total Corporate Bonds & Notes (Cost $116,140,302)		119,804,095

Municipals — 1.2%
California Health Facilities Financing Authority
3.034% due 6/1/2034	195,000	199,060
County of Miami-Dade Florida
2.786% due 10/1/2037	105,000	100,957
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	354,000	366,868
Massachusetts School Building Authority
3.395% due 10/15/2040	490,000	512,413
Michigan Finance Authority
3.084% due 12/1/2034	515,000	539,730
New Jersey Transportation Trust Fund Authority
4.081% due 6/15/2039	85,000	89,236
4.131% due 6/15/2042	605,000	640,193
New York City Transitional Finance Authority
B-3
1.95% due 8/1/2034	410,000	377,815
Oregon State University
3.424% due 3/1/2060	607,000	607,674
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	196,021
State of California
7.625% due 3/1/2040	190,000	304,959
7.30% due 10/1/2039	130,000	197,268

Total Municipals (Cost $4,180,817)		4,132,194

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — 8.2%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(5)	$132,536	$134,019
Atrium Hotel Portfolio Trust
2018-ATRM A
1.056% due 6/15/2035(2)(3)(5)	540,000	539,951
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.652% due 3/10/2037(2)(3)(5)	3,900,000	3,996,288
BBCMS Mortgage Trust
2019-BWAY A
1.062% due 11/15/2034(2)(3)(5)	365,000	362,342
2019-BWAY B
1.416% due 11/15/2034(2)(3)(5)	160,000	157,961
Benchmark Mortgage Trust
2018-B5 C
4.61% due 7/15/2051(3)(5)	830,000	914,721
BFLD Trust
2019-DPLO E
2.346% due 10/15/2034(2)(3)(5)	1,000,000	990,665
BX Trust
2018-GW A
0.906% due 5/15/2035(2)(3)(5)	987,000	986,887
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,233,665
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(3)(5)	310,000	337,156
2015-PC1 B
4.325% due 7/10/2050(3)(5)	100,000	106,915
2015-PC1 C
4.325% due 7/10/2050(3)(5)	375,000	379,648
2015-PC1 D
4.325% due 7/10/2050(3)(5)	33,000	26,636
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.616% due 4/25/2065(2)(3)(5)	566,618	571,404
Credit Suisse Mortgage Trust
2019-UVIL A
3.16% due 12/15/2041(2)	337,000	348,785
2020-AFC1 A1
2.24% due 2/25/2050(2)(3)(5)	321,142	316,304
CSAIL Commercial Mortgage Trust
2019-C18 AS
3.321% due 12/15/2052	394,045	414,577
DBWF Mortgage Trust
2018-GLKS A
1.14% due 12/19/2030(2)(3)(5)	630,000	629,835
Deephaven Residential Mortgage Trust
2019-4A A1
2.791% due 10/25/2059(2)(3)(5)	239,512	241,766
2020-1 A1
2.339% due 1/25/2060(2)(3)(5)	193,974	198,221
GCAT Trust
2020-NQM1 A1
2.247% due 1/25/2060(2)(3)(5)	143,651	146,217
Grace Trust
2020-GRCE A
2.347% due 12/10/2040(2)	1,100,000	1,084,600
Great Wolf Trust
2019-WOLF A
1.14% due 12/15/2036(2)(3)(5)	1,028,000	1,027,680

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(2)	$1,273,000	$1,286,601
2018-RIVR A
1.056% due 7/15/2035(2)(3)(5)	437,247	436,564
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI D
4.009% due 10/5/2031(2)(3)(5)	225,000	221,670
2018-LAQ B
1.406% due 6/15/2032(2)(3)(5)	554,400	554,564
2018-MINN A
2.02% due 11/15/2035(2)(3)(5)	339,000	346,007
2018-WPT AFL
1.053% due 7/5/2033(2)(3)(5)	234,229	234,458
2018-WPT BFL
1.353% due 7/5/2033(2)(3)(5)	724,000	727,280
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	230,192
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	305,837
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.267% due 7/15/2048(3)(5)	13,000	13,728
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)	100,000	99,656
New Residential Mortgage Loan Trust
2020-NQM1 A1
2.464% due 1/26/2060(2)(3)(5)	124,360	128,347
One New York Plaza Trust
2020-1NYP B
1.606% due 1/15/2026(2)(3)(5)	850,000	858,500
PFP Ltd.
2019-6 A
1.156% due 4/14/2037(2)(3)(5)	349,053	349,053
ReadyCap Commercial Mortgage Trust
2019-6 A
2.833% due 10/25/2052(2)	288,047	287,230
Residential Mortgage Loan Trust
2020-1 A1
2.376% due 2/25/2024(2)(3)(5)	90,226	92,372
Starwood Mortgage Residential Trust
2020-1 A1
2.275% due 2/25/2050(2)(3)(5)	187,530	190,314
2020-3 A1
1.486% due 4/25/2065(2)(3)(5)	771,947	780,226
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(2)(3)(5)	413,257	420,310
2020-5 A1
1.218% due 5/25/2065(2)(3)(5)	722,539	721,198
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(2)(3)(5)	457,896	454,592
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.094% due 5/15/2048(3)(5)	1,500,000	1,456,104
2015-SG1 B
4.463% due 9/15/2048(3)(5)	970,000	954,113
2016-C35 C
4.176% due 7/15/2048(3)(5)	131,000	125,971
2017-C41 AS
3.785% due 11/15/2050(3)(5)	279,000	302,129

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
WFLD Mortgage Trust
2014-MONT A
3.879% due 8/10/2031(2)(3)(5)		$2,000,000	$2,083,734

Total Non–Agency Mortgage–Backed Securities (Cost $28,605,357)			28,806,993

Foreign Government — 2.9%
Dominican Republic International Bond
4.875% due 9/23/2032(2)	USD	360,000	365,620
Egypt Government International Bond
4.55% due 11/20/2023(2)	USD	200,000	204,530
6.588% due 2/21/2028(2)	USD	350,000	358,606
7.60% due 3/1/2029(2)	USD	500,000	532,135
Ghana Government International Bond
6.375% due 2/11/2027(2)	USD	725,000	701,930
Indonesia Government International Bond
1.85% due 3/12/2031	USD	1,600,000	1,535,776
Nigeria Government International Bond
6.375% due 7/12/2023(2)	USD	315,000	337,044
7.143% due 2/23/2030(2)	USD	695,000	708,844
Peruvian Government International Bond
2.392% due 1/23/2026	USD	726,000	747,744
Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	1,290,000	1,400,863
4.00% due 3/14/2029(2)	USD	860,000	976,418
5.103% due 4/23/2048(2)	USD	210,000	265,558
Saudi Government International Bond
3.25% due 10/22/2030(2)	USD	720,000	757,044
Sri Lanka Government International Bond
5.875% due 7/25/2022(2)	USD	400,000	311,996
Turkey Government International Bond
4.25% due 4/14/2026	USD	435,000	394,571
5.25% due 3/13/2030	USD	230,000	203,966
Turkiye Ihracat Kredi Bankasi A.S.
8.25% due 1/24/2024(2)	USD	250,000	260,417
Ukraine Government International Bond
7.75% due 9/1/2024(2)	USD	149,000	160,910

Total Foreign Government (Cost $10,103,781)			10,223,972

U.S. Government Securities — 30.2%
U.S. Treasury Bill
0.01% due 4/29/2021(6)		$12,619,000	12,618,874
0.02% due 7/29/2021(6)		31,950,000	31,948,083
U.S. Treasury Bond
1.125% due 5/15/2040		6,319,000	5,144,061
1.375% due 8/15/2050		1,634,000	1,271,201
1.625% due 11/15/2050		5,762,000	4,786,061
U.S. Treasury Note
0.125% due 10/31/2022		7,198,000	7,197,156
0.125% due 12/15/2023		23,238,000	23,130,887
0.375% due 11/30/2025		13,032,000	12,742,853
0.625% due 8/15/2030		3,309,000	2,996,713
1.125% due 2/29/2028		4,300,000	4,222,063

Total U.S. Government Securities (Cost $107,495,849)			106,057,952

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.5%
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $5,479,672, due 4/1/2021(7)	$5,479,672	$5,479,672

Total Repurchase Agreements (Cost $5,479,672)		5,479,672

Total Investments(8) — 112.2% (Cost $391,880,166)		394,456,432

Liabilities in excess of other assets(9) — (12.2)%		(42,982,456)

Total Net Assets — 100.0%		$351,473,976

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $130,262,372, representing 37.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2021.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2021, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$5,631,600	$5,589,363

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(9)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2021	351	Long	$77,581,036	$77,475,023	$(106,013)
U.S. 10-Year Treasury Note	June 2021	181	Long	24,226,039	23,699,688	(526,351)
U.S. Long Bond	June 2021	179	Long	28,660,857	27,672,281	(988,576)
U.S. Ultra Long Bond	June 2021	90	Long	16,977,299	16,309,687	(667,612)

Total				$147,445,231	$145,156,679	$(2,288,552)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2021	89	Short	$(11,064,471)	$(10,982,461)	$82,010
U.S. Ultra 10-Year Treasury Note	June 2021	242	Short	(35,971,916)	(34,772,376)	1,199,540

Total				$(47,036,387)	$(45,754,837)	$1,281,550

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$49,188,682	$—	$49,188,682
Asset–Backed Securities	—	70,762,872	—	70,762,872
Corporate Bonds & Notes	—	119,804,095	—	119,804,095
Municipals	—	4,132,194	—	4,132,194
Non–Agency Mortgage–Backed Securities	—	28,806,993	—	28,806,993
Foreign Government	—	10,223,972	—	10,223,972
U.S. Government Securities	—	106,057,952	—	106,057,952
Repurchase Agreements	—	5,479,672	—	5,479,672

Total	$—	$394,456,432	$—	$394,456,432

Other Financial Instruments
Futures Contracts
Assets	$1,281,550	$—	$—	$1,281,550
Liabilities	(2,288,552)	—	—	(2,288,552)

Total	$(1,007,002)	$—	$—	$(1,007,002)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.5%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	12,364	$1,466,370

		1,466,370

Airlines — 1.2%
SkyWest, Inc.(1)	70,063	3,817,032

		3,817,032

Auto Components — 2.1%
The Goodyear Tire & Rubber Co.(1)	175,000	3,074,750
Visteon Corp.(1)	28,200	3,438,990

		6,513,740

Banks — 7.4%
Bank OZK	136,935	5,593,795
Cadence BanCorp	37,000	767,010
First Interstate BancSystem, Inc., Class A	82,245	3,786,560
TriState Capital Holdings, Inc.(1)	148,850	3,432,481
WesBanco, Inc.	100,441	3,621,902
Wintrust Financial Corp.	74,409	5,640,202

		22,841,950

Biotechnology — 1.4%
Amarin Corp. PLC, ADR(1)	693,736	4,308,101

		4,308,101

Building Products — 1.2%
Masonite International Corp.(1)	33,280	3,835,187

		3,835,187

Capital Markets — 3.4%
Acies Acquisition Corp.(1)(2)	325,000	3,250,000
CONX Corp.(1)	172,930	1,772,533
Deerfield Healthcare Technology Acquisitions Corp.(1)(2)	213,620	2,229,581
Landcadia Holdings III, Inc., Class A(1)	317,750	3,180,677

		10,432,791

Chemicals — 2.6%
Avient Corp.	75,000	3,545,250
Olin Corp.	118,000	4,480,460

		8,025,710

Construction & Engineering — 1.0%
Primoris Services Corp.	95,000	3,147,350

		3,147,350

Consumer Finance — 2.6%
Encore Capital Group, Inc.(1)	82,915	3,335,671
Oportun Financial Corp.(1)	110,664	2,291,851
PROG Holdings, Inc.	56,606	2,450,474

		8,077,996

Containers & Packaging — 0.6%
Silgan Holdings, Inc.	41,312	1,736,343

		1,736,343

Diversified Consumer Services — 2.1%
frontdoor, Inc.(1)	49,620	2,667,075
Stride, Inc.(1)	127,654	3,843,662

		6,510,737

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Financial Services — 0.5%
East Resources Acquisition Co.(1)	163,030	$1,653,124

		1,653,124

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	56,870	2,681,989

		2,681,989

Electric Utilities — 0.9%
Portland General Electric Co.	58,000	2,753,260

		2,753,260

Electrical Equipment — 2.0%
EnerSys	32,710	2,970,068
Shoals Technologies Group, Inc., Class A(1)	91,320	3,176,110

		6,146,178

Electronic Equipment, Instruments & Components — 0.7%
nLight, Inc.(1)	66,566	2,156,738

		2,156,738

Energy Equipment & Services — 0.7%
Helmerich & Payne, Inc.	75,910	2,046,534

		2,046,534

Equity Real Estate Investment — 4.3%
Kite Realty Group Trust REIT	187,902	3,624,630
Lexington Realty Trust REIT	312,604	3,473,030
Physicians Realty Trust REIT	188,000	3,321,960
RLJ Lodging Trust REIT	186,450	2,886,246

		13,305,866

Food & Staples Retailing — 1.4%
Sprouts Farmers Market, Inc.(1)	165,003	4,392,380

		4,392,380

Food Products — 1.4%
UTZ Brands, Inc.	169,000	4,189,510

		4,189,510

Health Care Equipment & Supplies — 1.9%
Lantheus Holdings, Inc.(1)	151,810	3,244,180
Quotient Ltd.(1)	680,725	2,505,068

		5,749,248

Health Care Providers & Services — 6.3%
Acadia Healthcare Co., Inc.(1)	70,701	4,039,855
Covetrus, Inc.(1)	89,450	2,680,817
Encompass Health Corp.	28,023	2,295,084
HealthEquity, Inc.(1)	53,749	3,654,932
R1 RCM, Inc.(1)	199,996	4,935,901
SOC Telemed, Inc.(1)	320,000	2,012,800

		19,619,389

Health Care Technology — 2.2%
Health Catalyst, Inc.(1)	66,170	3,094,771
Omnicell, Inc.(1)	28,500	3,701,295

		6,796,066

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands, Inc.(1)	168,230	$4,550,621
Everi Holdings, Inc.(1)	263,950	3,724,335

		8,274,956

Household Durables — 1.5%
Century Communities, Inc.(1)	76,890	4,638,005

		4,638,005

Insurance — 3.1%
Assured Guaranty Ltd.	79,399	3,356,990
BRP Group, Inc., Class A(1)	107,990	2,942,727
Metromile, Inc.(1)(2)	313,100	3,221,799

		9,521,516

Interactive Media & Services — 0.8%
QuinStreet, Inc.(1)	122,159	2,479,828

		2,479,828

Internet & Direct Marketing Retail — 0.6%
thredUP, Inc., Class A(1)	84,466	1,970,592

		1,970,592

IT Services — 3.3%
CSG Systems International, Inc.	52,080	2,337,871
Switch, Inc., Class A	214,000	3,479,640
TTEC Holdings, Inc.	43,800	4,399,710

		10,217,221

Leisure Products — 0.9%
Vista Outdoor, Inc.(1)	86,770	2,782,714

		2,782,714

Life Sciences Tools & Services — 1.2%
Syneos Health, Inc.(1)	48,876	3,707,245

		3,707,245

Machinery — 1.8%
EnPro Industries, Inc.	35,495	3,026,659
Evoqua Water Technologies Corp.(1)	92,250	2,426,175

		5,452,834

Media — 3.0%
Advantage Solutions, Inc.(1)(2)	277,128	3,272,882
Advantage Solutions, Inc.(1)	23,330	275,527
Gray Television, Inc.	307,406	5,656,270

		9,204,679

Metals & Mining — 2.0%
Commercial Metals Co.	128,124	3,951,344
MP Materials Corp.(1)	59,240	2,129,678

		6,081,022

Multi-Utilities — 1.9%
Black Hills Corp.	90,003	6,009,500

		6,009,500

Multiline Retail — 0.7%
Macy’s, Inc.(1)	144,120	2,333,303

		2,333,303

Oil, Gas & Consumable Fuels — 2.7%
Brigham Minerals, Inc., Class A	162,320	2,376,365
CNX Resources Corp.(1)	164,000	2,410,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
International Seaways, Inc.	189,000	$3,662,820

		8,449,985

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals, Inc.(1)	174,004	3,109,451
Intra-Cellular Therapies, Inc.(1)	86,504	2,935,081

		6,044,532

Professional Services — 2.1%
ICF International, Inc.	38,076	3,327,842
Korn Ferry	49,840	3,108,521

		6,436,363

Real Estate Management & Development — 0.8%
Real Matters, Inc. (Canada)(1)	211,300	2,404,384

		2,404,384

Road & Rail — 0.7%
Marten Transport Ltd.	136,390	2,314,538

		2,314,538

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.	31,390	3,426,846
Semtech Corp.(1)	32,002	2,208,138
Tower Semiconductor Ltd.(1)	97,008	2,720,105

		8,355,089

Software — 4.1%
2U, Inc.(1)	79,624	3,044,026
CommVault Systems, Inc.(1)	90,619	5,844,925
Rapid7, Inc.(1)	31,984	2,386,326
Vertex, Inc., Class A(1)	59,760	1,313,525

		12,588,802

Specialty Retail — 3.4%
Murphy USA, Inc.	32,862	4,750,531
Petco Health & Wellness Co., Inc.(1)	119,500	2,648,120
Urban Outfitters, Inc.(1)	83,000	3,086,770

		10,485,421

Technology Hardware, Storage & Peripherals — 1.2%
NCR Corp.(1)	97,160	3,687,222

		3,687,222

Thrifts & Mortgage Finance — 1.8%
Washington Federal, Inc.	185,030	5,698,924

		5,698,924

Trading Companies & Distributors — 5.2%
GATX Corp.	32,440	3,008,486
Nesco Holdings, Inc.(1)(2)	400,059	3,680,067
Rush Enterprises, Inc., Class A	63,752	3,176,762
Textainer Group Holdings Ltd.(1)	143,390	4,108,123
Triton International Ltd.	39,941	2,196,356

		16,169,794

Total Common Stocks (Cost $238,902,861)		307,512,058

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $6,739,629, due 4/1/2021(3)	$6,739,629	$6,739,629

Total Repurchase Agreements (Cost $6,739,629)		6,739,629

Total Investments — 101.7% (Cost $245,642,490)		314,251,687

Liabilities in excess of other assets — (1.7)%		(5,182,445)

Total Net Assets — 100.0%		$309,069,242

(1)	Non–income–producing security.
(2)

Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Acies Acquisition Corp.	325,000	$3,250,000	$3,250,000	2/2/2021	1.05%
Advantage Solutions, Inc.	277,128	2,771,280	3,272,882	9/8/2020	1.06%
Deerfield Healthcare Technology Acquisitions Corp.	213,620	2,136,200	2,229,581	12/18/2020	0.72%
Metromile, Inc.	313,100	3,131,000	3,221,799	11/24/2020	1.04%
Nesco Holdings, Inc.	400,059	2,000,295	3,680,067	12/22/2020	1.19%

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$6,926,400	$6,874,452

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$295,130,611	$12,381,447	*	$—	$307,512,058
Repurchase Agreements	—	6,739,629		—	6,739,629

Total	$295,130,611	$19,121,076		$—	$314,251,687

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2021 (unaudited)	Shares	Value

Common Stocks — 99.3%
Bermuda — 3.5%
CK Infrastructure Holdings Ltd.	502,000	$2,985,018

		2,985,018

Brazil — 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo	148,700	1,088,439

		1,088,439

Cayman Islands — 3.9%
ENN Energy Holdings Ltd.	209,200	3,360,613

		3,360,613

China — 6.7%
China Longyuan Power Group Corp. Ltd., Class H	4,191,800	5,729,802

		5,729,802

France — 4.2%
Engie S.A.(1)	253,372	3,597,801

		3,597,801

Germany — 5.5%
E.ON SE	210,180	2,445,730
RWE AG	56,131	2,199,063

		4,644,793

Italy — 4.6%
Enel S.p.A.	391,506	3,911,733

		3,911,733

Japan — 3.0%
The Kansai Electric Power Co., Inc.	144,900	1,572,744
Tokyo Gas Co. Ltd.	44,400	986,832

		2,559,576

Spain — 6.9%
Iberdrola S.A.	458,531	5,911,625

		5,911,625

United Kingdom — 3.5%
National Grid PLC	247,934	2,956,934

		2,956,934

United States — 56.2%
American Electric Power Co., Inc.	49,093	4,158,177
Avangrid, Inc.	24,185	1,204,655
CenterPoint Energy, Inc.	162,302	3,676,140
Duke Energy Corp.	64,943	6,268,948
Edison International	59,142	3,465,721
Exelon Corp.	88,987	3,892,291
FirstEnergy Corp.	110,521	3,833,974
NextEra Energy, Inc.	49,151	3,716,307
NRG Energy, Inc.	84,419	3,185,129
Pinnacle West Capital Corp.	42,583	3,464,127
Sempra Energy	24,483	3,245,956
The AES Corp.	147,329	3,949,891
The Southern Co.	62,240	3,868,838

		47,930,154

Total Common Stocks (Cost $74,402,017)		84,676,488

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $520,138, due 4/1/2021(2)	$520,138	$520,138

Total Repurchase Agreements (Cost $520,138)		520,138

Total Investments — 99.9% (Cost $74,922,155)		85,196,626

Assets in excess of other liabilities — 0.1%		44,506

Total Net Assets — 100.0%		$85,241,132

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$534,600	$530,591

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,985,018	*	$—	$2,985,018
Brazil	1,088,439	—		—	1,088,439
Cayman Islands	—	3,360,613	*	—	3,360,613
China	—	5,729,802	*	—	5,729,802
France	—	3,597,801	*	—	3,597,801
Germany	—	4,644,793	*	—	4,644,793
Italy	—	3,911,733	*	—	3,911,733
Japan	—	2,559,576	*	—	2,559,576
Spain	—	5,911,625	*	—	5,911,625
United Kingdom	—	2,956,934	*	—	2,956,934
United States	47,930,154	—		—	47,930,154
Repurchase Agreements	—	520,138		—	520,138

Total	$49,018,593	$36,178,033		$—	$85,196,626

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — 5.2%
AIMCO CLO
2017-AA DR
3.37% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$1,800,000	$1,797,300
AIMCO CLO 14 Ltd.
2021-14A D
3.12% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,000,000	1,997,000
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	525,350	527,101
Ares XXXIV CLO Ltd.
2015-2A BR2
1.823% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	300,000	302,659
Battalion CLO XIX Ltd.
2021-19A D
3.47% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,000,000	1,997,000
BlueMountain CLO Ltd.
2014-2A BR2
1.974% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	599,788
CIFC Funding Ltd.
2013-4A BRR
1.813% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	1,200,000	1,198,920
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	950,000	946,718
Greywolf CLO II Ltd.
2013-1A C2RR
4.42% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,400,000	2,396,400
ICG U.S. CLO Ltd.
2018-2A B
1.972% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,502,434
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.722% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,400,000	1,394,540
Taco Bell Funding LLC
2018-1A A2I
4.318% due 11/25/2048(1)	923,738	927,794
Voya CLO Ltd.
2016-3A A3R
1.973% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	841,096

Total Asset–Backed Securities (Cost $16,404,524)		16,428,750

Corporate Bonds & Notes — 61.0%
Aerospace & Defense — 2.3%
The Boeing Co.
3.75% due 2/1/2050	1,100,000	1,048,410
5.15% due 5/1/2030	5,300,000	6,098,922

		7,147,332

Agriculture — 2.3%
BAT Capital Corp.
2.726% due 3/25/2031	3,550,000	3,447,334
3.462% due 9/6/2029	3,500,000	3,649,765

		7,097,099

Auto Manufacturers — 4.6%
Ford Motor Credit Co. LLC
4.00% due 11/13/2030	2,990,000	2,966,289
General Motors Co.
5.95% due 4/1/2049	750,000	949,568

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
General Motors Financial Co., Inc.
3.60% due 6/21/2030	$3,850,000	$4,057,553
Nissan Motor Acceptance Corp.
2.75% due 3/9/2028(1)	6,600,000	6,547,266

		14,520,676

Commercial Banks — 1.4%
Bank of America Corp.
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	2,600,000	2,368,054
Wells Fargo & Co.
3.90% due 5/1/2045	1,900,000	2,082,039

		4,450,093

Computers — 2.0%
Dell International LLC / EMC Corp.
6.20% due 7/15/2030(1)	5,000,000	6,215,700

		6,215,700

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.65% due 7/21/2027	3,750,000	3,921,975
3.875% due 1/23/2028	3,200,000	3,350,560
Air Lease Corp.
4.625% due 10/1/2028	5,700,000	6,262,989

		13,535,524

Electric — 2.3%
FirstEnergy Corp.
2.65% due 3/1/2030	7,500,000	7,264,650

		7,264,650

Food — 1.4%
Kraft Heinz Foods Co.
4.25% due 3/1/2031	4,040,000	4,457,332

		4,457,332

Food Service — 0.3%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,000,000	1,060,190

		1,060,190

Healthcare-Services — 0.3%
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,000,000	1,080,540

		1,080,540

Home Builders — 1.0%
MDC Holdings, Inc.
2.50% due 1/15/2031	3,300,000	3,123,318

		3,123,318

Insurance — 1.3%
Arch Capital Group Ltd.
3.635% due 6/30/2050	1,900,000	1,899,601
Willis North America, Inc.
3.875% due 9/15/2049	2,200,000	2,334,266

		4,233,867

Internet — 2.0%
Expedia Group, Inc.
2.95% due 3/15/2031(1)	6,500,000	6,403,215

		6,403,215

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Iron & Steel — 0.2%
Vale S.A.
5.625% due 9/11/2042	$400,000	$475,972

		475,972

Lodging — 2.5%
Marriott International, Inc.
2.85% due 4/15/2031	6,800,000	6,678,620
MGM Resorts International
5.50% due 4/15/2027	1,000,000	1,074,590

		7,753,210

Media — 4.2%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,000,000	1,046,460
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,000,000	1,057,780
5.125% due 5/1/2027(1)	2,400,000	2,538,480
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	5,350,000	4,969,187
3.70% due 4/1/2051	2,100,000	1,961,652
ViacomCBS, Inc.
4.375% due 3/15/2043	1,000,000	1,080,130
4.95% due 5/19/2050	500,000	585,190

		13,238,879

Mining — 4.7%
Freeport-McMoRan, Inc.
5.00% due 9/1/2027	11,820,000	12,555,086
Teck Resources Ltd.
6.25% due 7/15/2041	1,700,000	2,095,012

		14,650,098

Oil & Gas — 6.5%
Cenovus Energy, Inc.
5.40% due 6/15/2047	1,500,000	1,665,045
Hess Corp.
4.30% due 4/1/2027	5,350,000	5,833,747
Marathon Petroleum Corp.
4.50% due 4/1/2048	920,000	969,680
4.75% due 9/15/2044	900,000	996,327
Ovintiv Exploration, Inc.
5.375% due 1/1/2026	6,650,000	7,302,498
Valero Energy Corp.
4.00% due 4/1/2029	3,550,000	3,844,756

		20,612,053

Oil & Gas Services — 0.2%
Halliburton Co.
5.00% due 11/15/2045	600,000	664,398

		664,398

Pharmaceuticals — 1.2%
AbbVie, Inc.
4.25% due 11/21/2049	2,400,000	2,707,272
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,000,000	1,025,080

		3,732,352

Pipelines — 5.5%
Energy Transfer Operating LP
3.75% due 5/15/2030	3,200,000	3,300,832
5.00% due 5/15/2050	1,400,000	1,440,698
MPLX LP
4.00% due 3/15/2028	5,200,000	5,736,120

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
4.70% due 4/15/2048	$1,000,000	$1,072,150
ONEOK, Inc.
3.40% due 9/1/2029	3,350,000	3,442,494
4.00% due 7/13/2027	1,600,000	1,734,848
4.45% due 9/1/2049	700,000	698,229

		17,425,371

Real Estate Investment Trusts — 1.5%
Simon Property Group LP
2.20% due 2/1/2031	5,000,000	4,774,750

		4,774,750

Retail — 1.4%
Kohl’s Corp.
3.375% due 5/1/2031	1,500,000	1,500,255
5.55% due 7/17/2045	2,500,000	2,832,250

		4,332,505

Semiconductors — 2.6%
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.40% due 5/1/2030(1)	7,750,000	8,172,065

		8,172,065

Telecommunications — 5.0%
AT&T, Inc.
3.50% due 9/15/2053(1)	4,700,000	4,328,324
4.30% due 2/15/2030	2,500,000	2,814,700
T-Mobile USA, Inc.
3.30% due 2/15/2051(1)	710,000	659,874
3.50% due 4/15/2031	4,690,000	4,738,729
4.75% due 2/1/2028	1,000,000	1,068,350
Verizon Communications, Inc.
3.55% due 3/22/2051	2,300,000	2,287,051

		15,897,028

Total Corporate Bonds & Notes (Cost $194,834,507)		192,318,217

Non–Agency Mortgage–Backed Securities — 5.4%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,412,000	1,485,110
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	5,000,000	5,244,887
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,000,000	1,071,555
GS Mortgage Securities Trust
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,300,000	1,413,608
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	641,361
JPMCC Commercial Mortgage Securities Trust
2017-JP5 B
4.077% due 3/15/2050(2)(3)	625,000	668,564
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	1,027,475
ONE Park Mortgage Trust
2021-PARK B
1.056% due 3/15/2036(1)(2)(3)	1,000,000	995,469

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	$750,000	$746,042
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	1,500,000	1,625,745
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	539,874
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,624,756

Total Non–Agency Mortgage–Backed Securities (Cost $17,086,089)		17,084,446

U.S. Government Agencies — 7.9%
Federal Farm Credit Banks Funding Corp.
0.50% due 7/2/2025	1,700,000	1,671,083
1.60% due 1/21/2022	11,500,000	11,628,455
1.625% due 12/27/2021	11,500,000	11,622,935

Total U.S. Government Agencies (Cost $24,729,621)		24,922,473

U.S. Government Securities — 16.5%
U.S. Treasury Bond
2.25% due 8/15/2049	3,975,000	3,834,012
U.S. Treasury Note
0.375% due 1/31/2026	1,500,000	1,462,148
0.875% due 11/15/2030	3,500,000	3,234,766
1.50% due 1/15/2023	1,550,000	1,587,236
1.50% due 9/30/2024	40,300,000	41,685,312
1.625% due 8/15/2029	100,000	100,297

Total U.S. Government Securities (Cost $50,685,695)		51,903,771

	Shares	Value

Exchange–Traded Funds — 1.5%
iShares iBoxx High Yield Corporate Bond ETF	55,000	4,794,900

Total Exchange–Traded Funds (Cost $4,723,950)		4,794,900

	Principal Amount	Value

Short–Term Investment — 3.4%
Repurchase Agreements — 3.4%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $10,599,236, due 4/1/2021(4)	$10,599,236	10,599,236

Total Repurchase Agreements (Cost $10,599,236)		10,599,236

Total Investments(5) — 100.9% (Cost $319,063,622)		318,051,793

Liabilities in excess of other assets(6) — (0.9)%		(2,752,375)

Total Net Assets — 100.0%		$315,299,418

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $58,752,563, representing 18.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$10,893,000	$10,811,303

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at March 31, 2021:

Type				Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note				June 2021	106	Long	$23,419,660	$23,397,016	$(22,644)
U.S. Long Bond				June 2021	283	Long	45,760,469	43,750,031	(2,010,438)

Total							$69,180,129	$67,147,047	$(2,033,082)

Type				Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note				June 2021	11	Short	$(1,468,996)	$(1,440,313)	$28,683
U.S. Ultra 10-Year Treasury Note				June 2021	691	Short	(102,802,127)	(99,288,063)	3,514,064
U.S. Ultra Long Bond				June 2021	9	Short	(1,667,687)	(1,630,969)	36,718

Total							$(105,938,810)	$(102,359,345)	$3,579,465

Centrally cleared credit default swap agreements — sell protection(7):
Reference Entity	Implied Credit Spread at 3/31/2021(8)	Notional(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.36	3.08%	USD	32,000,000	6/20/2026	5.00%	Quarterly	$2,712,000	$2,846,860	$134,860

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$16,428,750	$—	$16,428,750
Corporate Bonds & Notes	—	192,318,217	—	192,318,217
Non–Agency Mortgage–Backed Securities	—	17,084,446	—	17,084,446
U.S. Government Agencies	—	24,922,473	—	24,922,473
U.S. Government Securities	—	51,903,771	—	51,903,771
Exchange–Traded Funds	4,794,900	—	—	4,794,900
Repurchase Agreements	—	10,599,236	—	10,599,236

Total	$4,794,900	$313,256,893	$—	$318,051,793

Other Financial Instruments
Futures Contracts
Assets	$3,579,465	$—	$—	$3,579,465
Liabilities	(2,033,082)	—	—	(2,033,082)
Swap Contracts
Assets	—	134,860	—	134,860

Total	$1,546,383	$134,860	$—	$1,681,243

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 0.5%
Freddie Mac Multifamily Structured Pass-Through Certificates
K076 A2
3.90% due 4/25/2028	$1,620,000	$1,853,154

Total Agency Mortgage–Backed Securities (Cost $1,837,591)		1,853,154

Asset–Backed Securities — 9.2%
AIMCO CLO
2017-AA DR
3.37% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	2,000,000	1,997,000
AIMCO CLO 14 Ltd.
2021-14A D
3.12% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,200,000	2,196,700
Ares XXXIIR CLO Ltd.
2014-32RA B
1.994% (LIBOR 3 Month + 1.80%) due 5/15/2030(1)(2)	1,200,000	1,181,280
Ares XXXIV CLO Ltd.
2015-2A BR2
1.823% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	450,000	453,988
Battalion CLO XIX Ltd.
2021-19A D
3.47% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,200,000	2,196,700
BlueMountain CLO Ltd.
2014-2A BR2
1.974% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	799,718
Carlyle U.S. CLO Ltd.
2017-3A BR
2.177% (LIBOR 3 Month + 2.00%) due 7/20/2029(1)(2)	3,000,000	2,998,494
CIFC Funding Ltd.
2013-4A BRR
1.813% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	800,000	799,280
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	1,750,000	1,743,954
GM Financial Automobile Leasing Trust
2019-1 A3
2.98% due 12/20/2021	42,971	43,016
Greywolf CLO II Ltd.
2013-1A C2RR
4.42% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,700,000	2,695,950
ICG U.S. CLO Ltd.
2018-2A B
1.972% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,504,057
Neuberger Berman CLO XVI-S Ltd.
2017-16SA BR
1.60% (LIBOR 3 Month + 1.40%) due 4/15/2034(1)(2)	1,000,000	999,500
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.722% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,100,000	1,095,710
Octagon Loan Funding Ltd.
2014-1A CRR
2.389% (LIBOR 3 Month + 2.20%) due 11/18/2031(1)(2)	3,200,000	3,165,120
Oscar U.S. Funding XII LLC
2021-1A A3
0.70% due 4/10/2025(1)	3,000,000	2,991,538
Riserva CLO Ltd.
2016-3A CRR
1.987% (LIBOR 3 Month + 1.80%) due 1/18/2034(1)(2)	3,000,000	2,838,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
1.973% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	$955,000	$961,972

Total Asset–Backed Securities (Cost $31,845,570)		31,662,277

Corporate Bonds & Notes — 53.1%
Aerospace & Defense — 1.5%
Northrop Grumman Corp.
5.25% due 5/1/2050	700,000	909,139
The Boeing Co.
3.75% due 2/1/2050	1,400,000	1,334,340
5.15% due 5/1/2030	2,600,000	2,991,924

		5,235,403

Agriculture — 1.8%
BAT Capital Corp.
2.726% due 3/25/2031	2,150,000	2,087,822
3.462% due 9/6/2029	4,000,000	4,171,160

		6,258,982

Auto Manufacturers — 3.2%
Ford Motor Credit Co. LLC
4.00% due 11/13/2030	2,150,000	2,132,950
General Motors Co.
5.95% due 4/1/2049	150,000	189,914
General Motors Financial Co., Inc.
3.60% due 6/21/2030	4,500,000	4,742,595
Nissan Motor Acceptance Corp.
2.75% due 3/9/2028(1)	3,900,000	3,868,839

		10,934,298

Chemicals — 0.3%
The Mosaic Co.
4.05% due 11/15/2027	1,000,000	1,110,490

		1,110,490

Commercial Banks — 3.4%
Bank of America Corp.
1.922% (1.922% fixed rate until 10/24/2030; SOFR + 1.37% thereafter) due 10/24/2031(2)	2,700,000	2,538,486
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	1,400,000	1,275,106
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	4,200,000	4,488,204
Sumitomo Mitsui Financial Group, Inc.
3.202% due 9/17/2029	1,500,000	1,541,280
Wells Fargo & Co.
3.068% (3.068% fixed rate until 4/30/2040; SOFR + 2.53% thereafter) due 4/30/2041(2)	310,000	303,344
3.90% due 5/1/2045	1,300,000	1,424,553

		11,570,973

Computers — 1.3%
Dell International LLC / EMC Corp.
6.20% due 7/15/2030(1)	3,500,000	4,350,990

		4,350,990

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.65% due 7/21/2027	3,000,000	3,137,580
3.875% due 1/23/2028	2,200,000	2,303,510
Air Lease Corp.
4.625% due 10/1/2028	4,200,000	4,614,834

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	$2,000,000	$2,199,780

		12,255,704

Electric — 1.1%
FirstEnergy Corp.
2.65% due 3/1/2030	4,100,000	3,971,342

		3,971,342

Food — 1.6%
Kraft Heinz Foods Co.
4.25% due 3/1/2031	2,650,000	2,923,745
Sysco Corp.
2.40% due 2/15/2030	2,500,000	2,479,350

		5,403,095

Food Service — 0.5%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,650,000	1,749,314

		1,749,314

Healthcare-Services — 0.5%
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,650,000	1,782,891

		1,782,891

Home Builders — 1.1%
MDC Holdings, Inc.
2.50% due 1/15/2031	1,300,000	1,230,398
NVR, Inc.
3.00% due 5/15/2030	2,400,000	2,458,560

		3,688,958

Insurance — 2.0%
Arch Capital Group Ltd.
3.635% due 6/30/2050	1,400,000	1,399,706
CNA Financial Corp.
2.05% due 8/15/2030	4,055,000	3,845,356
Willis North America, Inc.
3.875% due 9/15/2049	1,500,000	1,591,545

		6,836,607

Internet — 1.3%
Expedia Group, Inc.
2.95% due 3/15/2031(1)	4,550,000	4,482,251

		4,482,251

Iron & Steel — 0.1%
Vale S.A.
5.625% due 9/11/2042	200,000	237,986

		237,986

Lodging — 1.8%
Marriott International, Inc.
2.85% due 4/15/2031	4,600,000	4,517,890
MGM Resorts International
5.50% due 4/15/2027	1,650,000	1,773,074

		6,290,964

Media — 4.6%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,650,000	1,726,659
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,400,000	1,480,892

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
5.125% due 5/1/2027(1)	$1,100,000	$1,163,470
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	5,200,000	4,829,864
3.70% due 4/1/2051	850,000	794,002
Comcast Corp.
2.45% due 8/15/2052	2,800,000	2,371,600
Discovery Communications LLC
3.625% due 5/15/2030	2,100,000	2,244,732
ViacomCBS, Inc.
4.375% due 3/15/2043	700,000	756,091
4.95% due 5/19/2050	300,000	351,114

		15,718,424

Mining — 2.5%
Freeport-McMoRan, Inc.
5.00% due 9/1/2027	6,600,000	7,010,454
5.45% due 3/15/2043	200,000	240,276
Teck Resources Ltd.
6.25% due 7/15/2041	1,100,000	1,355,596

		8,606,326

Oil & Gas — 4.7%
Cenovus Energy, Inc.
5.40% due 6/15/2047	900,000	999,027
Hess Corp.
4.30% due 4/1/2027	4,800,000	5,234,016
Marathon Petroleum Corp.
4.50% due 4/1/2048	1,000,000	1,054,000
Ovintiv Exploration, Inc.
5.375% due 1/1/2026	4,700,000	5,161,164
Valero Energy Corp.
4.00% due 4/1/2029	3,550,000	3,844,756

		16,292,963

Oil & Gas Services — 0.1%
Halliburton Co.
5.00% due 11/15/2045	250,000	276,833

		276,833

Packaging & Containers — 1.7%
WRKCo, Inc.
3.00% due 6/15/2033	900,000	913,500
4.90% due 3/15/2029	4,200,000	4,916,940

		5,830,440

Pharmaceuticals — 1.0%
AbbVie, Inc.
4.25% due 11/21/2049	1,600,000	1,804,848
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,650,000	1,691,382

		3,496,230

Pipelines — 4.8%
Energy Transfer Operating LP
3.75% due 5/15/2030	3,400,000	3,507,134
5.00% due 5/15/2050	600,000	617,442
MPLX LP
2.65% due 8/15/2030	2,400,000	2,356,224
4.00% due 3/15/2028	3,600,000	3,971,160
ONEOK, Inc.
3.40% due 9/1/2029	3,750,000	3,853,537
4.00% due 7/13/2027	2,100,000	2,276,988

		16,582,485

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — 0.9%
Simon Property Group LP
2.20% due 2/1/2031	$3,100,000	$2,960,345

		2,960,345

Retail — 0.8%
Kohl’s Corp.
3.375% due 5/1/2031	1,200,000	1,200,204
5.55% due 7/17/2045	1,500,000	1,699,350

		2,899,554

Semiconductors — 1.8%
KLA Corp.
4.10% due 3/15/2029	500,000	562,700
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.40% due 5/1/2030(1)	900,000	949,014
4.30% due 6/18/2029(1)	4,300,000	4,813,850

		6,325,564

Telecommunications — 5.1%
AT&T, Inc.
3.50% due 9/15/2053(1)	2,400,000	2,210,208
4.30% due 2/15/2030	3,925,000	4,419,079
T-Mobile USA, Inc.
3.50% due 4/15/2031	3,350,000	3,384,806
3.875% due 4/15/2030(1)	2,950,000	3,205,883
4.75% due 2/1/2028	1,650,000	1,762,778
Verizon Communications, Inc.
2.875% due 11/20/2050	100,000	88,525
3.55% due 3/22/2051	1,100,000	1,093,807
Vodafone Group PLC
4.375% due 5/30/2028	1,400,000	1,607,116

		17,772,202

Total Corporate Bonds & Notes (Cost $185,758,597)		182,921,614

Non–Agency Mortgage–Backed Securities — 5.7%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,486,162
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,443,257
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,205,499
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(1)	1,800,000	2,079,245
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	810,360
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,200,000	1,304,869
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	681,446
JPMCC Commercial Mortgage Securities Trust
2017-JP5 B
4.077% due 3/15/2050(2)(3)	675,000	722,049
Life Mortgage Trust
2021-BMR C
1.206% due 3/15/2038(1)(2)(3)	1,500,000	1,500,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	$750,000	$770,606
ONE Park Mortgage Trust
2021-PARK B
1.056% due 3/15/2036(1)(2)(3)	1,500,000	1,493,204
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	1,250,000	1,243,404
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	1,500,000	1,625,745
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	539,874
2021-SAVE A
1.256% due 2/15/2040(1)(2)(3)	1,300,000	1,303,269
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,624,756

Total Non-Agency Mortgage-Backed Securities (Cost $19,686,441)		19,834,525

U.S. Government Agencies — 4.3%
Federal Farm Credit Banks Funding Corp.
0.50% due 7/2/2025	1,200,000	1,179,588
1.60% due 1/21/2022	6,750,000	6,825,397
1.625% due 12/27/2021	6,750,000	6,822,158

Total U.S. Government Agencies (Cost $14,718,216)		14,827,143

U.S. Government Securities — 22.4%
U.S. Treasury Bond
2.25% due 8/15/2049	14,600,000	14,082,156
U.S. Treasury Note
0.125% due 1/31/2023	1,300,000	1,299,340
0.25% due 10/31/2025	4,000,000	3,893,438
0.375% due 1/31/2026	2,000,000	1,949,531
0.625% due 5/15/2030	700,000	636,672
0.875% due 11/15/2030	4,000,000	3,696,875
1.50% due 9/30/2024	43,850,000	45,357,344
1.625% due 8/15/2029	6,300,000	6,318,703

Total U.S. Government Securities (Cost $76,938,019)		77,234,059

	Shares	Value

Exchange–Traded Funds — 2.6%
iShares iBoxx High Yield Corporate Bond ETF	101,000	8,805,180

Total Exchange–Traded Funds (Cost $8,726,190)		8,805,180

	Principal Amount	Value

Short–Term Investment — 3.2%
Repurchase Agreements — 3.2%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $10,996,141, due 4/1/2021(4)	$10,996,141	10,996,141

Total Repurchase Agreements (Cost $10,996,141)		10,996,141

Total Investments(5) — 101.0% (Cost $350,506,765)		$348,134,093

Liabilities in excess of other assets(6) — (1.0)%		(3,315,486)

Total Net Assets — 100.0%		$344,818,607

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $77,406,434, representing 22.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$11,300,900	$11,216,143

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2021	110	Long	$24,303,587	$24,279,922	$(23,665)
U.S. 10-Year Treasury Note	June 2021	10	Long	1,321,783	1,309,375	(12,408)
U.S. Long Bond	June 2021	356	Long	57,568,510	55,035,375	(2,533,135)

Total				$83,193,880	$80,624,672	$(2,569,208)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2021	121	Short	$(15,113,858)	$(14,931,211)	$182,647
U.S. Ultra 10-Year Treasury Note	June 2021	679	Short	(101,204,065)	(97,563,813)	3,640,252
U.S. Ultra Long Bond	June 2021	23	Short	(4,355,043)	(4,168,031)	187,012

Total				$(120,672,966)	$(116,663,055)	$4,009,911

Centrally cleared credit default swap agreements — sell protection(7):

Reference Entity	Implied Credit Spread at 3/31/2021(8)	Notional(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.36	3.08%	USD	35,000,000	6/20/2026	5.00%	Quarterly	$2,966,250	$3,113,753	$147,503

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$1,853,154	$—	$1,853,154
Asset–Backed Securities	—	31,662,277	—	31,662,277
Corporate Bonds & Notes	—	182,921,614	—	182,921,614
Non–Agency Mortgage–Backed Securities	—	19,834,525	—	19,834,525
U.S. Government Agencies	—	14,827,143	—	14,827,143
U.S. Government Securities	—	77,234,059	—	77,234,059
Exchange–Traded Funds	8,805,180	—	—	8,805,180
Repurchase Agreements	—	10,996,141	—	10,996,141

Total	$8,805,180	$339,328,913	$—	$348,134,093

Other Financial Instruments
Futures Contracts
Assets	$4,009,911	$—	$—	$4,009,911
Liabilities	(2,569,208)	—	—	(2,569,208)
Swap Contracts
Assets	—	147,503	—	147,503

Total	$1,440,703	$147,503	$—	$1,588,206

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 35.1%
Fannie Mae
ACES 2015-M17 A2
2.99% due 11/25/2025(1)(2)	$2,759,412	$2,949,153
2016-M11 A2
2.369% due 7/25/2026(1)(2)	4,500,000	4,702,942
2018-M1 A2
3.084% due 12/25/2027(1)(2)	200,000	217,975
2021-M4 A2
1.515% due 2/25/2031(1)(2)	5,000,000	4,773,919
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	2,865,000	2,945,530
K030 A2
3.25% due 4/25/2023(1)(2)	5,000,000	5,246,714
K032 A2
3.31% due 5/25/2023(1)(2)	2,490,000	2,635,346
K035 A2
3.458% due 8/25/2023(1)(2)	4,000,000	4,259,598
K048 A2
3.284% due 6/25/2025(1)(2)	2,045,000	2,230,124
K053 A2
2.995% due 12/25/2025	2,225,000	2,409,015
K058 A2
2.653% due 8/25/2026	1,500,000	1,603,344
K063 A2
3.43% due 1/25/2027(1)(2)	946,945	1,051,779
K064 A2
3.224% due 3/25/2027	5,500,000	6,053,791
K065 A2
3.243% due 4/25/2027	1,300,000	1,431,916
K066 A2
3.117% due 6/25/2027	6,000,000	6,572,709
K073 A2
3.35% due 1/25/2028	4,277,000	4,747,152
K075 A2
3.65% due 2/25/2028(1)(2)	4,000,000	4,516,265
K082 A2
3.92% due 9/25/2028(1)(2)	2,385,000	2,747,664
K083 A2
4.05% due 9/25/2028(1)(2)	19,000,000	22,068,505
K124 A2
1.658% due 12/25/2030	4,200,000	4,101,708
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,310	4,218,662
K740 A2
1.47% due 9/25/2027	5,000,000	4,993,042

Total Agency Mortgage-Backed Securities (Cost $97,207,032)		96,476,853

Asset-Backed Securities — 2.0%
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	437,792	439,251
BlueMountain CLO Ltd.
2014-2A BR2
1.974% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(3)	600,000	599,788
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	1,662,472	1,685,098
Hyundai Auto Lease Securitization Trust
2021-A B
0.61% due 10/15/2025(3)	2,000,000	1,997,743

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
1.973% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(3)	$925,000	$931,753

Total Asset–Backed Securities (Cost $5,623,836)		5,653,633

Corporate Bonds & Notes — 6.2%

Apparel — 1.1%
NIKE, Inc.
2.85% due 3/27/2030	2,810,000	2,954,940

		2,954,940

Auto Manufacturers — 0.6%
Cummins, Inc.
1.50% due 9/1/2030	1,690,000	1,569,723

		1,569,723

Commercial Banks — 1.7%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(1)	2,250,000	2,113,200
JPMorgan Chase & Co.
1.764% (1.764% fixed rate until 11/19/2030; SOFR + 1.105% thereafter) due 11/19/2031(1)	2,810,000	2,618,555

		4,731,755

Healthcare-Services — 0.6%
UnitedHealth Group, Inc.
2.00% due 5/15/2030	1,690,000	1,657,248

		1,657,248

Oil & Gas — 0.6%
BP Capital Markets America, Inc.
1.749% due 8/10/2030	1,690,000	1,594,988

		1,594,988

Retail — 0.7%
Target Corp.
2.35% due 2/15/2030	1,970,000	1,994,310

		1,994,310

Software — 0.9%
Microsoft Corp.
3.50% due 2/12/2035	2,250,000	2,511,337

		2,511,337

Total Corporate Bonds & Notes (Cost $18,224,993)		17,014,301

Non-Agency Mortgage-Backed Securities — 11.3%
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(3)	1,450,000	1,546,416
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.369% due 3/13/2035(3)	2,000,000	2,080,848
2013-VN05 B
3.584% due 3/13/2035(1)(2)(3)	6,500,000	6,781,987
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,844,764

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 31, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(3)	$3,075,000	$3,240,522
2013-WWP C
3.544% due 3/10/2031(3)	1,500,000	1,576,257
2013-WWP D
3.898% due 3/10/2031(3)	1,397,000	1,476,171
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,679,961
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,715,806
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(3)	1,700,000	1,963,731
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,523,476
JP Morgan Chase Commercial Mortgage Securities Trust
2012-C6 A3
3.507% due 5/15/2045	961,031	985,021
ONE Park Mortgage Trust
2021-PARK A
0.806% due 3/15/2036(1)(2)(3)	1,500,000	1,495,731
Wells Fargo Commercial Mortgage Trust
2021-SAVE A
1.256% due 2/15/2040(1)(2)(3)	700,000	701,760
WFRBS Commercial Mortgage Trust
2011-C5 A4
3.667% due 11/15/2044	500,177	502,708
2014-C19 AS
4.271% due 3/15/2047	1,000,000	1,083,171

Total Non-Agency Mortgage-Backed Securities (Cost $30,941,072)		31,198,330

U.S. Government Agencies — 14.0%
Federal Farm Credit Banks Funding Corp.
0.50% due 7/2/2025	4,100,000	4,030,259
1.21% due 3/3/2025	5,000,000	5,088,350
1.60% due 1/21/2022	6,750,000	6,825,397
1.625% due 12/27/2021	6,750,000	6,822,158
Federal Home Loan Banks
2.375% due 9/10/2021	15,500,000	15,649,265

Total U.S. Government Agencies (Cost $38,313,168)		38,415,429

U.S. Government Securities — 30.7%
U.S. Treasury Note
0.125% due 1/31/2023	31,300,000	31,284,106
0.375% due 1/31/2026	3,000,000	2,924,297
0.875% due 11/15/2030	500,000	462,109
1.375% due 10/15/2022	1,500,000	1,528,535
1.50% due 9/30/2024	41,800,000	43,236,875
1.75% due 7/15/2022	500,000	510,547
2.00% due 4/30/2024	4,400,000	4,617,250

Total U.S. Government Securities (Cost $83,084,752)		84,563,719

Short–Term Investment — 0.3%
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.00%, dated 3/31/2021, proceeds at maturity value of $771,442, due 4/1/2021(4)	771,442	771,442

Total Repurchase Agreements (Cost $771,442)		771,442

Total Investments(5) — 99.6% (Cost $274,166,295)		$274,093,707

Assets in excess of other liabilities(6) — 0.4%		1,094,276

Total Net Assets — 100.0%		$275,187,983

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2021.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2021, the aggregate market value of these securities amounted to $26,077,805, representing 9.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	3/31/2026	$792,900	$786,953

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2021	277	Long	$34,677,222	$34,181,367	$(495,855)

Total				$34,677,222	$34,181,367	$(495,855)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2021	31	Short	$(4,164,832)	$(4,059,063)	$105,769
U.S. Ultra 10-Year Treasury Note	June 2021	264	Short	(39,349,445)	(37,933,500)	1,415,945
U.S. Ultra Long Bond	June 2021	3	Short	(575,660)	(543,656)	32,004

Total				$(44,089,937)	$(42,536,219)	$1,553,718

Legend:

CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$96,476,853	$—	$96,476,853
Asset–Backed Securities	—	5,653,633	—	5,653,633
Corporate Bonds & Notes	—	17,014,301	—	17,014,301
Non–Agency Mortgage–Backed Securities	—	31,198,330	—	31,198,330
U.S. Government Agencies	—	38,415,429	—	38,415,429
U.S. Government Securities	—	84,563,719	—	84,563,719
Repurchase Agreements	—	771,442	—	771,442

Total	$—	$274,093,707	$—	$274,093,707

Other Financial Instruments
Futures Contracts
Assets	$1,553,718	$—	$—	$1,553,718
Liabilities	(495,855)	—	—	(495,855)

Total	$1,057,863	$—	$—	$1,057,863

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2021, Guardian Small Cap Core VIP Fund held five illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of March 31, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2021, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2021, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended March 31, 2021, Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.